UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2009

**	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund. The remaining series of the Registrant, MFS Sector Rotational Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS
INVESTMENT MANAGEMENT

SSW
NNE
NE

4/30/09 Annual report

LTF-ANN-04/09

MFS® Lifetime Funds

CONTACT INFORMATION	BACK COVER

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

MFS® Lifetime Retirement Income Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	24.8%
MFS Limited Maturity Fund	19.9%
MFS Government Securities Fund	9.9%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Research Fund	9.1%
MFS Research International Fund	3.1%
MFS High Income Fund	3.1%
MFS Mid Cap Value Fund	3.0%
MFS Mid Cap Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS New Discovery Fund	2.1%
MFS Diversified Target Return Fund	2.0%
MFS Core Growth Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	1.0%
MFS International Value Fund	1.0%
MFS International Growth Fund	1.0%
Cash & Other Net Assets	0.2%

MFS® Lifetime 2010 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	23.5%
MFS Limited Maturity Fund	17.0%
MFS Government Securities Fund	9.9%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Research Fund	8.5%
MFS High Income Fund	3.6%
MFS Emerging Markets Debt Fund	3.6%
MFS Mid Cap Value Fund	3.4%
MFS Research International Fund	3.3%
MFS Mid Cap Growth Fund	3.3%
MFS Value Fund	3.1%
MFS Core Growth Fund	3.1%
MFS New Discovery Fund	2.1%
MFS Diversified Target Return Fund	2.0%
MFS International Growth Fund	1.3%
MFS International Value Fund	1.3%
MFS Global Real Estate Fund	1.1%
Cash & Other Net Assets	0.1%

MFS® Lifetime 2020 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	12.2%
MFS Core Growth Fund	9.9%
MFS Value Fund	9.8%
MFS Research Fund	9.0%
MFS Mid Cap Value Fund	7.5%
MFS Mid Cap Growth Fund	7.5%
MFS Government Securities Fund	7.1%
MFS Research International Fund	6.6%
MFS High Income Fund	5.1%
MFS Emerging Markets Debt Fund	5.0%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS International Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS New Discovery Fund	3.3%
MFS Global Real Estate Fund	2.3%
MFS International New Discovery Fund	1.3%
MFS Diversified Target Return Fund	1.0%
MFS Emerging Markets Equity Fund	0.3%
Cash & Other Net Assets	0.2%

Percentages are based on net assets as of 4/30/09.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Lifetime 2030 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Core Growth Fund	12.5%
MFS Value Fund	12.5%
MFS Mid Cap Value Fund	10.3%
MFS Mid Cap Growth Fund	10.3%
MFS Research Fund	9.0%
MFS Research International Fund	8.0%
MFS International Value Fund	6.3%
MFS International Growth Fund	6.3%
MFS New Discovery Fund	4.6%
MFS Global Real Estate Fund	4.3%
MFS Research Bond Fund	3.4%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.3%
MFS High Income Fund	1.8%
MFS Emerging Markets Debt Fund	1.8%
MFS Emerging Markets Equity Fund	1.6%
MFS Diversified Target Return Fund	0.4%
Cash & Other Net Assets	0.2%

MFS® Lifetime 2040 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Core Growth Fund	12.9%
MFS Value Fund	12.9%
MFS Mid Cap Value Fund	11.0%
MFS Mid Cap Growth Fund	11.0%
MFS Research Fund	9.0%
MFS Research International Fund	8.0%
MFS International Value Fund	7.0%
MFS International Growth Fund	7.0%
MFS New Discovery Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets	0.2%

Percentages are based on net assets as of 4/30/09.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Market environment

The global economy and financial markets experienced substantial deterioration and extraordinary volatility over the reporting period. Strong headwinds in the U.S. included accelerated deterioration in the housing market, anemic corporate investment, a rapidly declining job market, and a much tighter credit environment. During the period, a seemingly continuous series of tumultuous financial events hammered markets, including: the distressed sale of failing Bear Stearns to JPMorgan Chase; the conservatorship of Government Sponsored Enterprises (GSEs) Fannie Mae and Freddie Mac; the bankruptcy of investment bank Lehman Brothers; the Fed’s complex intervention of insurance company AIG; the nationalization of several large European banks; the failure of Washington Mutual; the distressed sale of Wachovia; the virtual failure of Iceland’s banking sector; and, the collapse of the global auto industry. As a result of this barrage of turbulent news, global equity markets pushed significantly lower and credit markets witnessed the worst market decline since the beginning of the credit crisis. Though credit conditions and equity indices improved towards the end of the period, the state of financial and macroeconomic dislocation remained very severe.

While somewhat resilient during the first half of the period, the global economy and financial system increasingly experienced considerable negative spillovers from the U.S. slowdown. Not only did Europe and Japan show obvious signs of economic decline, the more powerful engine of global growth – emerging markets – also displayed weakening dynamics. The synchronized global downturn in economic activity experienced in the fourth quarter of 2008 and the first quarter of 2009 was among the most intense in the post-World War II period. However, by the end of the period there emerged tentative signs that the worst of the global macroeconomic deterioration had passed, which caused equity and credit markets to rally.

During the reporting period, the Fed cut interest rates aggressively and introduced a multitude of new lending facilities to alleviate ever-tightening credit markets, while the U.S. government designed and implemented fiscal stimulus packages. Although several other global central banks also cut interest rates during the early part of the reporting period, the dilemma of rising energy and food prices heightened concerns among central bankers that inflationary expectations might become unhinged despite weaker growth. Only later in the reporting period did rapidly slowing global growth result in a very precipitous decline in commodity prices, which significantly eased inflation and inflationary expectations. As inflationary concerns diminished in the face of global deleveraging, and equity and credit markets deteriorated more sharply, a coordinated interest rate cut marked the beginning of much more aggressive easing by the major global central banks. By the end of the period, several central banks had approached their lower bound on policy rates and were examining the implementation and ramifications of quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global wealth.

MFS Lifetime Retirement Income Fund

Summary of results

For the twelve months ended April 30, 2009, Class A shares of the MFS Lifetime Retirement Income Fund provided a total return of –6.90%, at net asset value. This compares with a return of 3.84% for the fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime Retirement Income Fund Blend, generated a return of –5.14%.

Detractors from performance

The principal detractors from performance relative to the blended benchmark were the fund’s allocations to equity funds, in particular, the MFS Value Fund and the MFS Research Fund. Allocations to fixed income funds with any credit exposure were also detrimental to performance amid the recent turmoil where treasury securities outperformed credit issues. Additionally, investments in the MFS Floating Rate High Income Fund held back relative performance as the bank loan segment of the fixed income market struggled.

Contributors to performance

During the reporting period, the principal contributors to relative performance were our investments in fixed income and money market funds, particularly the MFS Government Securities Fund and the MFS Money Market Fund. At the end of the reporting period, the MFS Lifetime Retirement Income Fund did not hold investments in the MFS Money Market Fund. Although, overall, the fund’s allocation to the MFS Value Fund was among the most significant detractors, security selection was one of the more positive factors for relative performance. The MFS Value Fund significantly outperformed its benchmark, the Russell 1000 Value index during the reporting period.

MFS Lifetime 2010 Fund

Summary of results

For the twelve months ended April 30, 2009, Class A shares of the MFS Lifetime 2010 Fund provided a total return of –9.89%, at net asset value. This compares with a return of 3.84% for the fund’s benchmark, the Barclays Capital U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime 2010 Fund Blend, generated a return of –8.85%.

Management Review – continued

Detractors from performance

Principal detractors from performance relative to the blended benchmark were the fund’s allocations to equity funds, in particular, the MFS Value Fund and the MFS Research Fund. Allocations to fixed income funds with any credit exposure were also detrimental to performance amid the recent turmoil where treasury securities outperformed credit issues. Additionally, investments in the MFS Floating Rate High Income Fund held back relative performance as the bank loan segment of the fixed income market struggled.

Contributors to performance

During the reporting period, the fund benefited from our investments in fixed income and money market funds, particularly the MFS Government Securities Fund and the MFS Money Market Fund. At the end of the reporting period, the MFS Lifetime 2010 Fund did not hold investments in the MFS Money Market Fund. Our investment in the MFS Limited Maturity Fund also contributed to relative results.

MFS Lifetime 2020 Fund

Summary of results

For the twelve months ended April 30, 2009, Class A shares of the MFS Lifetime 2020 Fund provided a total return of –26.93%, at net asset value. This compares with a return of –35.31% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2020 Fund Blend, generated a return of –25.38%.

Detractors from performance

The principal detractors from performance relative to the blended benchmark were the fund’s allocations to equity funds, particularly to international equity funds, such as the MFS Research International Fund. Allocations to domestic equity funds, such as the MFS Mid Cap Growth Fund, also detracted from performance.

Contributors to performance

During the reporting period, the principal contributors to relative performance were our investments in fixed income funds, particularly the MFS Research Bond Fund and the MFS Government Securities Fund.

MFS Lifetime 2030 Fund

Summary of results

For the twelve months ended April 30, 2009, Class A shares of the MFS Lifetime 2030 Fund provided a total return of –35.45%, at net asset value. This compares with a return of –35.31% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blend, generated a return of –34.78%.

Detractors from performance

The principal detractors from performance relative to the blended benchmark were the fund’s allocations to equity funds, particularly to international equity funds, such as the MFS Research International Fund. Allocations to domestic equity funds, such as the MFS Mid Cap Growth Fund, also detracted from performance.

Contributors to performance

During the reporting period, the principal contributors to relative performance were our investments in fixed income funds, particularly the MFS Research Bond Fund and the MFS Government Securities Fund. The fund’s investments in the MFS New Discovery Fund also contributed to relative results.

MFS Lifetime 2040 Fund

Summary of results

For the twelve months ended April 30, 2009, Class A shares of the MFS Lifetime 2040 Fund provided a total return of –37.10%, at net asset value. This compares with a return of –35.31% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blend, generated a return of –36.73%.

Detractors from performance

The principal detractors from performance relative to the blended benchmark were the fund’s allocations to equity funds, particularly to international equity funds, such as the MFS Research International Fund. Allocations to domestic equity funds, such as the MFS Mid Cap Growth Fund, also detracted from performance.

Management Review – continued

Contributors to performance

The principal contributors to performance relative to the blended benchmark were the fund’s investments in the MFS New Discovery Fund, MFS Value Fund, and the MFS Research Fund.

Respectfully,

Joseph Flaherty

Portfolio Manager

Note to Shareholders: In December 2008, the Board of Trustees of the funds approved revisions to the target asset class allocations, underlying fund selections and underlying fund target weightings of the funds. These revisions occurred during the period.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/09

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS® Lifetime Retirement Income Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/09

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/29/05	(6.90)%	1.44%
B	9/29/05	(7.52)%	0.78%
C	9/29/05	(7.61)%	0.78%
I	9/29/05	(6.68)%	1.79%
R1	9/29/05	(7.51)%	0.74%
R2	9/29/05	(7.05)%	1.19%
R3	9/29/05	(6.92)%	1.41%
R4	9/29/05	(6.67)%	1.73%

Comparative benchmarks
Barclays Capital U.S. Aggregate Bond Index (f)		3.84%	4.83%
MFS Lifetime Retirement Income Fund Blend (f)*		(5.14)%	2.51%

With sales charge
A With Initial Sales Charge (5.75%)		(12.25)%	(0.22)%
B With CDSC (Declining over six years from 4% to 0%) (x)		(11.09)%	0.03%
C With CDSC (1% for 12 months) (x)		(8.50)%	0.78%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(x)	Assuming redemption at the end of the applicable period.
*	The weights of the components of the blended benchmark (MFS Lifetime Retirement Income Fund Blend) are 70% Barclays Capital U.S. Aggregate Bond Index, 20% Standard & Poor’s 500 Stock Index, and 10% Barclays Capital Three-Month U.S. Treasury Bill Index.

Performance Summary – continued

MFS® Lifetime 2010 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/09

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/29/05	(9.89)%	1.46%
B	9/29/05	(10.46)%	0.80%
C	9/29/05	(10.52)%	0.77%
I	9/29/05	(9.64)%	1.78%
R1	9/29/05	(10.49)%	0.71%
R2	9/29/05	(10.06)%	1.17%
R3	9/29/05	(9.85)%	1.46%
R4	9/29/05	(9.64)%	1.71%

Comparative benchmarks
Barclays Capital U.S. Aggregate Bond Index (f)		3.84%	4.83%
MFS Lifetime 2010 Fund Blend (f)*		(8.85)%	2.02%

With sales charge
A With Initial Sales Charge (5.75%)		(15.07)%	(0.20)%
B With CDSC (Declining over six years from 4% to 0%) (x)		(13.92)%	0.02%
C With CDSC (1% for 12 months) (x)		(11.38)%	0.77%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the commencement of the fund’s investment operations, September 29 2005, through the stated period end.
(x)	Assuming redemption at the end of the applicable period.
*	The weights of the components of the blended benchmark (MFS Lifetime 2010 Fund Blend) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/09	4/30/08
Barclays Capital U.S. Aggregate Bond Index	64.00%	60.00%
Standard & Poor’s 500 Stock Index	24.50%	27.50%
Barclays Capital Three-Month U.S. Treasury Bill Index	10.00%	10.00%
MSCI EAFE Index	1.50%	2.50%

Performance Summary – continued

MFS® Lifetime 2020 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/09

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/29/05	(26.93)%	(2.91)%
B	9/29/05	(27.49)%	(3.58)%
C	9/29/05	(27.49)%	(3.56)%
I	9/29/05	(26.72)%	(2.58)%
R1	9/29/05	(27.46)%	(3.62)%
R2	9/29/05	(27.05)%	(3.15)%
R3	9/29/05	(26.91)%	(2.91)%
R4	9/29/05	(26.75)%	(2.65)%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		(35.31)%	(6.88)%
MFS Lifetime 2020 Fund Blend (f)*		(25.38)%	(2.29)%

With sales charge
A With Initial Sales Charge (5.75%)		(31.13)%	(4.50)%
B With CDSC (Declining over six years from 4% to 0%) (x)		(30.30)%	(4.31)%
C With CDSC (1% for 12 months) (x)		(28.19)%	(3.56)%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(x)	Assuming redemption at the end of the applicable period.
*	The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Blend) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/09	4/30/08
Barclays Capital Three-Month U.S. Treasury Bill Index	53.00%	55.00%
Standard & Poor’s 500 Stock Index	30.50%	27.50%
MSCI EAFE Index	13.00%	15.00%
Barclays Capital U.S. Aggregate Bond Index	3.50%	2.50%

Performance Summary – continued

MFS® Lifetime 2030 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/09

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/29/05	(35.45)%	(6.09)%
B	9/29/05	(35.89)%	(6.70)%
C	9/29/05	(35.82)%	(6.68)%
I	9/29/05	(35.18)%	(5.73)%
R1	9/29/05	(35.87)%	(6.76)%
R2	9/29/05	(35.51)%	(6.31)%
R3	9/29/05	(35.40)%	(6.09)%
R4	9/29/05	(35.16)%	(5.81)%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		(35.31)%	(6.88)%
MFS Lifetime 2030 Fund Blend (f)*		(34.78)%	(5.64)%

With sales charge
A With Initial Sales Charge (5.75%)		(39.16)%	(7.62)%
B With CDSC (Declining over six years from 4% to 0%) (x)		(38.37)%	(7.41)%
C With CDSC (1% for 12 months) (x)		(36.44)%	(6.68)%

Class I, R1, R2, R3, R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(x)	Assuming redemption at the end of the applicable period.
*	The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blend) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/09	4/30/08
Standard & Poor’s 500 Stock Index	73.00%	75.00%
MSCI EAFE Index	20.00%	20.00%
Barclays Capital U.S. Aggregate Bond Index	7.00%	5.00%

Performance Summary – continued

MFS® Lifetime 2040 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/09

Without sales charge

Share class	Class inception date	1-yr	Life (t)
A	9/29/05	(37.10)%	(6.81)%
B	9/29/05	(37.50)%	(7.40)%
C	9/29/05	(37.46)%	(7.38)%
I	9/29/05	(36.88)%	(6.47)%
R1	9/29/05	(37.53)%	(7.46)%
R2	9/29/05	(37.14)%	(7.00)%
R3	9/29/05	(37.01)%	(6.78)%
R4	9/29/05	(36.82)%	(6.51)%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		(35.31)%	(6.88)%
MFS Lifetime 2040 Fund Blend (f)*		(36.73)%	(6.51)%

With sales charge
A With Initial Sales Charge (5.75%)		(40.72)%	(8.34)%
B With CDSC (Declining over six years from 4% to 0%) (x)		(39.93)%	(8.11)%
C With CDSC (1% for 12 months) (x)		(38.07)%	(7.38)%

Class I, R1, R2, R3 and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(x)	Assuming redemption at the end of the applicable period.
*	The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blend) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/09	4/30/08
Standard & Poor’s 500 Stock Index	80.00%	80.00%
MSCI EAFE Index	20.00%	20.00%

Performance Summary – continued

Benchmark Definitions

Barclays Capital Three-Month U.S. Treasury Bill Index (formerly known as Lehman Brothers Three-Month U.S. Treasury Bill Index) – is comprised of the U.S. Treasury Bill issue with a remaining maturity closest to 3 months, as of the last day of each month. The return of this one issue over the course of a month will be the return for the US Treasury 3 Month Bellwether Index. The single-issue index will reset at the end of each month to include the specific US Treasury issue which closest meets the 3-month-to-maturity parameter.

Barclays Capital U.S. Aggregate Bond Index (formerly known as Lehman Brothers U.S. Aggregate Bond Index) – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the funds’ performance results would be less favorable. Please see the prospectus and financial statements for complete details.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, November 1, 2008 through April 30, 2009

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 through April 30, 2009.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME RETIREMENT INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period (p) 11/01/08-4/30/09
A	Actual	0.41%	$1,000.00	$1,052.72	$2.09
	Hypothetical (h)	0.41%	$1,000.00	$1,022.76	$2.06
B	Actual	1.10%	$1,000.00	$1,049.16	$5.59
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
C	Actual	1.10%	$1,000.00	$1,047.97	$5.59
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
I	Actual	0.10%	$1,000.00	$1,053.18	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50
R1	Actual	1.10%	$1,000.00	$1,049.14	$5.59
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R2	Actual	0.60%	$1,000.00	$1,050.58	$3.05
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
R3	Actual	0.35%	$1,000.00	$1,051.91	$1.78
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
R4	Actual	0.10%	$1,000.00	$1,053.18	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.35% for Class A shares; the actual expenses paid during the period would have been approximately $1.78 for Class A shares; and the hypothetical expenses paid during the period would have been approximately $1.76 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS LIFETIME 2010 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period (p) 11/01/08-4/30/09
A	Actual	0.42%	$1,000.00	$1,038.19	$2.12
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
B	Actual	1.10%	$1,000.00	$1,034.84	$5.55
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
C	Actual	1.10%	$1,000.00	$1,034.49	$5.55
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
I	Actual	0.10%	$1,000.00	$1,039.47	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50
R1	Actual	1.10%	$1,000.00	$1,034.30	$5.55
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R2	Actual	0.60%	$1,000.00	$1,037.12	$3.03
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
R3	Actual	0.35%	$1,000.00	$1,038.67	$1.77
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
R4	Actual	0.10%	$1,000.00	$1,039.51	$0.51
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.35% for Class A shares; the actual expenses paid during the period would have been approximately $1.77 for Class A shares; and the hypothetical expenses paid during the period would have been approximately $1.76 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period (p) 11/01/08-4/30/09
A	Actual	0.42%	$1,000.00	$987.04	$2.07
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
B	Actual	1.10%	$1,000.00	$983.11	$5.41
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
C	Actual	1.10%	$1,000.00	$983.18	$5.41
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
I	Actual	0.10%	$1,000.00	$988.30	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50
R1	Actual	1.10%	$1,000.00	$982.73	$5.41
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R2	Actual	0.60%	$1,000.00	$985.78	$2.95
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
R3	Actual	0.35%	$1,000.00	$986.08	$1.72
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
R4	Actual	0.10%	$1,000.00	$988.29	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.35% for Class A shares; the actual expenses paid during the period would have been approximately $1.72 for Class A shares; and the hypothetical expenses paid during the period would have been approximately $1.76 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period (p) 11/01/08-4/30/09
A	Actual	0.42%	$1,000.00	$962.71	$2.04
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
B	Actual	1.10%	$1,000.00	$959.99	$5.35
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
C	Actual	1.10%	$1,000.00	$960.17	$5.35
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
I	Actual	0.10%	$1,000.00	$966.01	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50
R1	Actual	1.10%	$1,000.00	$960.21	$5.35
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R2	Actual	0.60%	$1,000.00	$963.14	$2.92
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
R3	Actual	0.35%	$1,000.00	$963.91	$1.70
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
R4	Actual	0.10%	$1,000.00	$964.65	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.35% for Class A shares; the actual expenses paid during the period would have been approximately $1.70 for Class A shares; and the hypothetical expenses paid during the period would have been approximately $1.76 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period (p) 11/01/08-4/30/09
A	Actual	0.41%	$1,000.00	$956.04	$1.99
	Hypothetical (h)	0.41%	$1,000.00	$1,022.76	$2.06
B	Actual	1.10%	$1,000.00	$952.31	$5.32
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
C	Actual	1.09%	$1,000.00	$954.18	$5.28
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
I	Actual	0.10%	$1,000.00	$957.32	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50
R1	Actual	1.10%	$1,000.00	$953.06	$5.33
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R2	Actual	0.60%	$1,000.00	$955.09	$2.91
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
R3	Actual	0.35%	$1,000.00	$956.58	$1.70
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
R4	Actual	0.10%	$1,000.00	$958.59	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.30	$0.50

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.35% for Class A shares; the actual expenses paid during the period would have been approximately $1.70 for Class A shares; and the hypothetical expenses paid during the period would have been approximately $1.76 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

4/30/09

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME RETIREMENT INCOME FUND

Mutual Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	32,601	$426,749
MFS Diversified Target Return Fund - Class I	56,425	432,213
MFS Emerging Markets Debt Fund - Class I	52,538	634,661
MFS Global Real Estate Fund - Class I (a)	16,445	218,724
MFS Government Securities Fund - Class I	209,004	2,096,314
MFS High Income Fund - Class I	248,694	649,092
MFS Inflation-Adjusted Bond Fund - Class I	217,037	2,079,210
MFS International Growth Fund - Class I	12,939	217,503
MFS International Value Fund - Class I	12,078	217,525
MFS Limited Maturity Fund - Class I	717,177	4,217,003
MFS Mid Cap Growth Fund - Class I (a)	117,813	644,435
MFS Mid Cap Value Fund - Class I	82,206	646,142
MFS New Discovery Fund - Class I (a)	32,305	437,415
MFS Research Bond Fund - Class I	586,886	5,276,103
MFS Research Fund - Class I	111,658	1,931,675
MFS Research International Fund - Class I	61,451	652,614
MFS Value Fund - Class I	25,534	426,162
Total Mutual Funds (Identified Cost, $20,795,418)		$21,203,540

Repurchase Agreements - 0.2%
Goldman Sachs, 0.16%, dated 4/30/09, due 5/01/09, total to be received $48,000.21 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $48,960 in a jointly traded account), at Cost	$48,000	$48,000
Total Investments (Identified Cost, $20,843,418)		$21,251,540

Other Assets, Less Liabilities - (0.0)%		(6,121)
Net Assets - 100.0%		$21,245,419

MFS LIFETIME 2010 FUND

Mutual Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	74,186	$971,091
MFS Diversified Target Return Fund - Class I	82,390	631,104
MFS Emerging Markets Debt Fund - Class I	91,348	1,103,478
MFS Global Real Estate Fund - Class I (a)	24,718	328,751
MFS Government Securities Fund - Class I	305,589	3,065,053
MFS High Income Fund - Class I	432,708	1,129,368
MFS Inflation-Adjusted Bond Fund - Class I	317,968	3,046,130
MFS International Growth Fund - Class I	24,135	405,712
MFS International Value Fund - Class I	22,451	404,336
MFS Limited Maturity Fund - Class I	900,222	5,293,308
MFS Mid Cap Growth Fund - Class I (a)	188,457	1,030,859
MFS Mid Cap Value Fund - Class I	132,218	1,039,233
MFS New Discovery Fund - Class I (a)	47,724	646,185
MFS Research Bond Fund - Class I	811,130	7,292,061
MFS Research Fund - Class I	152,523	2,638,654
MFS Research International Fund - Class I	97,710	1,037,684
MFS Value Fund - Class I	58,372	974,230
Total Mutual Funds (Identified Cost, $30,932,301)		$31,037,237

Other Assets, Less Liabilities - 0.1%		37,140
Net Assets - 100.0%		$31,074,377

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2020 FUND

Mutual Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	508,219	$6,652,586
MFS Diversified Target Return Fund - Class I	89,277	683,865
MFS Emerging Markets Debt Fund - Class I	277,080	3,347,125
MFS Emerging Markets Equity Fund - Class I	10,373	202,686
MFS Global Real Estate Fund - Class I (a)	114,985	1,529,302
MFS Government Securities Fund - Class I	479,311	4,807,484
MFS High Income Fund - Class I	1,315,581	3,433,666
MFS Inflation-Adjusted Bond Fund - Class I	345,636	3,311,189
MFS International Growth Fund - Class I	140,564	2,362,882
MFS International New Discovery Fund - Class I	67,041	876,896
MFS International Value Fund - Class I	131,912	2,375,734
MFS Mid Cap Growth Fund - Class I (a)	920,856	5,037,083
MFS Mid Cap Value Fund - Class I	642,830	5,052,646
MFS New Discovery Fund - Class I (a)	165,365	2,239,039
MFS Research Bond Fund - Class I	912,796	8,206,035
MFS Research Fund - Class I	350,573	6,064,905
MFS Research International Fund - Class I	419,832	4,458,620
MFS Value Fund - Class I	398,269	6,647,107
Total Mutual Funds (Identified Cost, $83,201,966)		$67,288,850

Other Assets, Less Liabilities - 0.2%		104,621
Net Assets - 100.0%		$67,393,471

MFS LIFETIME 2030 FUND

Mutual Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	394,106	$5,158,845
MFS Diversified Target Return Fund - Class I	21,818	167,127
MFS Emerging Markets Debt Fund - Class I	60,916	735,860
MFS Emerging Markets Equity Fund - Class I	34,040	665,142
MFS Global Real Estate Fund - Class I	133,241	1,772,111
MFS High Income Fund - Class I	289,246	754,931
MFS Inflation-Adjusted Bond Fund - Class I	143,736	1,376,995
MFS International Growth Fund - Class I	154,524	2,597,548
MFS International New Discovery Fund - Class I	104,186	1,362,750
MFS International Value Fund - Class I	144,576	2,603,814
MFS Mid Cap Growth Fund - Class I (a)	771,916	4,222,380
MFS Mid Cap Value Fund - Class I	538,709	4,234,250
MFS New Discovery Fund - Class I (a)	141,057	1,909,909
MFS Research Bond Fund - Class I	155,282	1,395,981
MFS Research Fund - Class I	213,597	3,695,230
MFS Research International Fund - Class I	310,837	3,301,089
MFS Value Fund - Class I	308,856	5,154,805
Total Mutual Funds (Identified Cost, $53,102,028)		$41,108,767

Repurchase Agreements - 0.3%
Goldman Sachs, 0.16%, dated 4/30/09, due 5/01/09, total to be received $106,000.47 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $108,120 in a jointly traded account), at Cost	$106,000	$106,000
Total Investments (Identified Cost, $53,208,028)		$41,214,767

Other Assets, Less Liabilities - (0.1)%		(24,850)
Net Assets - 100.0%		$41,189,917

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued

MFS LIFETIME 2040 FUND

Mutual Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Core Growth Fund - Class I	260,082	$3,404,478
MFS Emerging Markets Equity Fund - Class I	27,028	528,126
MFS Global Real Estate Fund - Class I (a)	98,060	1,304,199
MFS Inflation-Adjusted Bond Fund - Class I	67,617	647,773
MFS International Growth Fund - Class I	109,590	1,842,201
MFS International New Discovery Fund - Class I	80,504	1,052,993
MFS International Value Fund - Class I	102,819	1,851,771
MFS Mid Cap Growth Fund - Class I (a)	526,880	2,882,036
MFS Mid Cap Value Fund - Class I	367,549	2,888,939
MFS New Discovery Fund - Class I (a)	97,818	1,324,461
MFS Research Bond Fund - Class I	72,788	654,366
MFS Research Fund - Class I	136,623	2,363,584
MFS Research International Fund - Class I	198,424	2,107,262
MFS Value Fund - Class I	203,867	3,402,533
Total Mutual Funds (Identified Cost, $33,491,964)		$26,254,722

Repurchase Agreements - 0.1%
Goldman Sachs, 0.16%, dated 4/30/09, due 5/01/09, total to be received $39,000.17 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $39,780 in a jointly traded account), at Cost	$39,000	$39,000
Total Investments (Identified Cost, $33,530,964)		$26,293,722

Other Assets, Less Liabilities - 0.1%		13,399
Net Assets - 100.0%		$26,307,121

Portfolio Footnotes:

(a)	Non-income producing security.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 4/30/09

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Assets
Investments –
Underlying Funds, at value (Identified cost, $20,795,418, $30,932,301, $83,201,966, $53,102,028, and $33,491,964 respectively)	$21,203,540	$31,037,237	$67,288,850	$41,108,767	$26,254,722
Repurchase agreements, at value	48,000	—	—	106,000	39,000
Total investments, at value (identified cost, $20,843,418, $30,932,301, $83,201,966, $53,208,028, and $33,530,964 respectively)	$21,251,540	$31,037,237	$67,288,850	$41,214,767	$26,293,722
Cash	807	—	—	940	602
Receivables for
Investments sold	—	99,189	98,259	—	11,290
Fund shares sold	94,385	94,243	175,056	150,754	80,314
Dividends	60,108	85,282	99,332	14,562	1,327
Receivable from investment adviser	20,239	22,095	16,560	21,577	21,844
Other assets	471	705	1,248	825	633
Total assets	$21,427,550	$31,338,751	$67,679,305	$41,403,425	$26,409,732

Liabilities
Payable to custodian	$—	$62,299	$86,896	$—	$—
Payables for
Distributions	4,553	—	—	—	—
Investments purchased	124,152	157,619	151,531	159,492	44,901
Fund shares reacquired	15,001	7,577	5,358	14,163	20,304
Payable to affiliates
Shareholder servicing costs	260	238	101	356	283
Distribution and service fees	565	863	1,845	1,070	698
Administrative services fee	96	96	96	96	96
Accrued expenses and other liabilities	37,504	35,682	40,007	38,331	36,329
Total liabilities	$182,131	$264,374	$285,834	$213,508	$102,611
Net assets	$21,245,419	$31,074,377	$67,393,471	$41,189,917	$26,307,121

Net assets consist of
Paid-in capital	$23,362,111	$35,148,248	$92,868,298	$62,621,351	$39,114,613
Unrealized appreciation (depreciation) on investments	408,122	104,936	(15,913,116)	(11,993,261)	(7,237,242)
Accumulated net realized gain (loss) on investments	(2,516,127)	(4,486,226)	(9,956,002)	(9,438,173)	(5,570,250)
Accumulated undistributed (distributions in excess of) net investment income	(8,687)	307,419	394,291	—	—
Net assets	$21,245,419	$31,074,377	$67,393,471	$41,189,917	$26,307,121

Statements of Assets and Liabilities – continued

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Net assets
Class A	$4,939,766	$6,136,110	$10,928,342	$4,633,592	$3,120,728
Class B	1,377,105	1,762,166	3,175,927	1,735,301	1,071,963
Class C	2,808,238	2,138,103	3,035,967	981,291	858,564
Class I	198,123	369,808	645,194	1,149,063	1,225,318
Class R1	691,287	2,636,080	6,757,338	3,717,101	2,367,949
Class R2	6,101,714	13,265,896	31,030,081	20,269,155	14,024,336
Class R3	5,071,408	4,658,340	11,616,193	8,596,855	3,507,102
Class R4	57,778	107,874	204,429	107,559	131,161
Total net assets	$21,245,419	$31,074,377	$67,393,471	$41,189,917	$26,307,121

Shares of beneficial interest outstanding
Class A	549,163	645,189	1,371,795	654,019	452,001
Class B	153,019	186,601	400,880	246,673	155,770
Class C	312,057	227,526	385,185	139,603	125,409
Class I	22,008	38,746	80,670	161,680	176,790
Class R1	76,768	280,772	855,328	528,383	346,069
Class R2	677,932	1,404,220	3,914,889	2,879,133	2,041,681
Class R3	563,824	490,040	1,457,347	1,215,520	508,259
Class R4	6,416	11,316	25,577	15,148	18,935
Total shares of beneficial interest outstanding	2,361,187	3,284,410	8,491,671	5,840,159	3,824,914

Class A shares Net asset value per share (net assets/shares of beneficial interest outstanding)	$9.00	$9.51	$7.97	$7.08	$6.90
Offering price per share (100/94.25 × net asset value per share)	$9.55	$10.09	$8.46	$7.51	$7.32

Class B shares Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$9.00	$9.44	$7.92	$7.03	$6.88

Class C shares Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$9.00	$9.40	$7.88	$7.03	$6.85

Class I shares Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$9.00	$9.54	$8.00	$7.11	$6.93

Class R1 shares Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$9.01	$9.39	$7.90	$7.03	$6.84

Class R2 shares Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$9.00	$9.45	$7.93	$7.04	$6.87

Class R3 shares Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$8.99	$9.51	$7.97	$7.07	$6.90

Class R4 shares Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$9.00	$9.53	$7.99	$7.10	$6.93

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 4/30/09

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Net investment income
Dividends from underlying funds	$769,305	$1,128,442	$1,886,695	$609,480	$274,749
Interest	594	1,740	3,287	1,988	1,929
Total investment income	$769,899	$1,130,182	$1,889,982	$611,468	$276,678
Expenses
Distribution and service fees	$88,654	$148,905	$354,960	$206,419	$120,774
Shareholder servicing costs	18	22	73	74	82
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent trustees’ compensation	1,488	1,554	3,557	1,629	1,527
Custodian fee	13,838	7,331	13,343	10,085	7,752
Shareholder communications	6,030	9,948	9,914	10,246	9,703
Auditing fees	30,638	30,638	30,638	30,638	30,638
Legal fees	1,626	2,440	3,600	2,587	2,453
Registration fees	81,482	82,690	88,553	84,929	82,911
Miscellaneous	13,168	13,415	15,383	14,330	13,156
Total expenses	$254,442	$314,443	$537,521	$378,437	$286,496
Fees paid indirectly	(11)	—	—	(10)	(57)
Reduction of expenses by investment adviser	(147,220)	(135,715)	(113,105)	(129,536)	(140,992)
Net expenses	$107,211	$178,728	$424,416	$248,891	$145,447
Net investment income	$662,688	$951,454	$1,465,566	$362,577	$131,231

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions from underlying funds	$(2,409,056)	$(4,388,043)	$(10,041,968)	$(9,506,854)	$(5,660,430)
Capital gain distributions from underlying funds	—	48,048	719,920	800,110	490,144
Net realized gain (loss) on investments	$(2,409,056)	$(4,339,995)	$(9,322,048)	$(8,706,744)	$(5,170,286)
Change in unrealized appreciation (depreciation) Investments	$584,847	$261,038	$(14,965,642)	$(10,736,593)	$(6,557,411)
Net realized and unrealized gain (loss) on investments	$(1,824,209)	$(4,078,957)	$(24,287,690)	$(19,443,337)	$(11,727,697)
Change in net assets from operations	$(1,161,521)	$(3,127,503)	$(22,822,124)	$(19,080,760)	$(11,596,466)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 4/30/09	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Change in net assets

From operations
Net investment income	$662,688	$951,454	$1,465,566	$362,577	$131,231
Net realized gain (loss) on investments	(2,409,056)	(4,339,995)	(9,322,048)	(8,706,744)	(5,170,286)
Net unrealized gain (loss) on investments	584,847	261,038	(14,965,642)	(10,736,593)	(6,557,411)
Change in net assets from operations	$(1,161,521)	$(3,127,503)	$(22,822,124)	$(19,080,760)	$(11,596,466)

Distributions declared to shareholders
From net investment income	$(669,090)	$(1,007,071)	$(1,886,907)	$(792,773)	$(438,513)
From net realized gain on investments	(87,082)	(41,666)	(479,310)	(576,278)	(307,339)
Total distributions declared to shareholders	$(756,172)	$(1,048,737)	$(2,366,217)	$(1,369,051)	$(745,852)
Change in net assets from fund share transactions	$4,819,749	$4,893,732	$15,852,632	$9,986,843	$10,525,780
Total change in net assets	$2,902,056	$717,492	$(9,335,709)	$(10,462,968)	$(1,816,538)

Net assets
At beginning of period	18,343,363	30,356,885	76,729,180	51,652,885	28,123,659
At end of period	$21,245,419	$31,074,377	$67,393,471	$41,189,917	$26,307,121
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(8,687)	$307,419	$394,291	$—	$—

Year ended 4/30/08	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Change in net assets

From operations
Net investment income	$545,136	$709,412	$986,563	$186,152	$47,402
Net realized gain (loss) on investments	215,500	376,912	2,637,028	2,336,462	1,346,237
Net unrealized gain (loss) on investments	(353,784)	(609,242)	(3,706,472)	(3,357,281)	(1,861,135)
Change in net assets from operations	$406,852	$477,082	$(82,881)	$(834,667)	$(467,496)

Distributions declared to shareholders
From net investment income	$(557,523)	$(532,329)	$(1,272,073)	$(666,969)	$(323,070)
From net realized gain on investments	(203,236)	(340,812)	(1,801,783)	(1,626,250)	(922,705)
Total distributions declared to shareholders	$(760,759)	$(873,141)	$(3,073,856)	$(2,293,219)	$(1,245,775)
Change in net assets from fund share transactions	$11,740,556	$16,740,424	$39,482,978	$30,289,159	$16,501,449
Total change in net assets	$11,386,649	$16,344,365	$36,326,241	$27,161,273	$14,788,178

Net assets
At beginning of period	6,956,714	14,012,520	40,402,939	24,491,612	13,335,481
At end of period	$18,343,363	$30,356,885	$76,729,180	$51,652,885	$28,123,659
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,793)	$334,482	$447,038	$41,492	$8,892

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$10.09	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.34	$0.40	$0.39	$0.24
Net realized and unrealized gain (loss) on investments	(1.04)	(0.13)	0.36	(0.02	)(g)
Total from investment operations	$(0.70)	$0.27	$0.75	$0.22

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.42)	$(0.38)	$(0.22)
From net realized gain on investments	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.39)	$(0.54)	$(0.39)	$(0.22)
Net asset value, end of period	$9.00	$10.09	$10.36	$10.00
Total return (%) (r)(s)(t)	(6.90)	2.67	7.67	2.27	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.61	3.79	14.17	(a)
Expenses after expense reductions (f)(h)	0.43	0.46	0.45	0.45	(a)
Net investment income	3.72	4.01	3.79	3.87	(a)
Portfolio turnover	58	61	22	14
Net assets at end of period (000 Omitted)	$4,940	$3,397	$1,954	$724

	Years ended 4/30
Class B	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$10.09	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.28	$0.35	$0.32	$0.20
Net realized and unrealized gain (loss) on investments	(1.05)	(0.15)	0.37	(0.01	)(g)
Total from investment operations	$(0.77)	$0.20	$0.69	$0.19

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.35)	$(0.32)	$(0.19)
From net realized gain on investments	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.32)	$(0.47)	$(0.33)	$(0.19)
Net asset value, end of period	$9.00	$10.09	$10.36	$10.00
Total return (%) (r)(s)(t)	(7.52)	2.01	6.98	1.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.91	2.28	4.46	14.82	(a)
Expenses after expense reductions (f)(h)	1.10	1.11	1.10	1.10	(a)
Net investment income	3.11	3.41	3.14	3.21	(a)
Portfolio turnover	58	61	22	14
Net assets at end of period (000 Omitted)	$1,377	$771	$630	$367

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class C	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$10.10	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.29	$0.35	$0.31	$0.19
Net realized and unrealized gain (loss) on investments	(1.07)	(0.14)	0.38	0.00	(w)
Total from investment operations	$(0.78)	$0.21	$0.69	$0.19

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.35)	$(0.32)	$(0.19)
From net realized gain on investments	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.32)	$(0.47)	$(0.33)	$(0.19)
Net asset value, end of period	$9.00	$10.10	$10.36	$10.00
Total return (%) (r)(s)(t)	(7.61)	2.11	6.98	1.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.88	2.28	4.35	14.82	(a)
Expenses after expense reductions (f)(h)	1.10	1.11	1.10	1.10	(a)
Net investment income	3.20	3.40	3.09	3.14	(a)
Portfolio turnover	58	61	22	14
Net assets at end of period (000 Omitted)	$2,808	$1,034	$778	$379

	Years ended 4/30
Class I	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$10.10	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.40	$0.41	$0.25
Net realized and unrealized gain (loss) on investments	(1.05)	(0.08)	0.38	(0.01	)(g)
Total from investment operations	$(0.68)	$0.32	$0.79	$0.24

Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.46)	$(0.42)	$(0.24)
From net realized gain on investments	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.42)	$(0.58)	$(0.43)	$(0.24)
Net asset value, end of period	$9.00	$10.10	$10.36	$10.00
Total return (%) (r)(s)	(6.68)	3.14	8.04	2.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.90	1.17	3.50	13.82	(a)
Expenses after expense reductions (f)(h)	0.10	0.11	0.10	0.10	(a)
Net investment income	4.07	4.16	4.14	4.24	(a)
Portfolio turnover	58	61	22	14
Net assets at end of period (000 Omitted)	$198	$203	$67	$51

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class R1	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$10.10	$10.35	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.29	$0.39	$0.32	$0.18
Net realized and unrealized gain (loss) on investments	(1.06)	(0.17)	0.35	0.00	(w)
Total from investment operations	$(0.77)	$0.22	$0.67	$0.18

Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.35)	$(0.31)	$(0.18)
From net realized gain on investments	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.32)	$(0.47)	$(0.32)	$(0.18)
Net asset value, end of period	$9.01	$10.10	$10.35	$10.00
Total return (%) (r)(s)	(7.51)	2.13	6.77	1.82	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.91	2.43	4.65	15.02	(a)
Expenses after expense reductions (f)(h)	1.10	1.19	1.20	1.20	(a)
Net investment income	3.12	3.57	3.04	3.15	(a)
Portfolio turnover	58	61	22	14
Net assets at end of period (000 Omitted)	$691	$645	$1,162	$127

	Years ended 4/30
Class R2	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$10.09	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.33	$0.38	$0.38	$0.20
Net realized and unrealized gain (loss) on investments	(1.05)	(0.13)	0.34	0.01
Total from investment operations	$(0.72)	$0.25	$0.72	$0.21

Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.40)	$(0.35)	$(0.21)
From net realized gain on investments	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.37)	$(0.52)	$(0.36)	$(0.21)
Net asset value, end of period	$9.00	$10.09	$10.36	$10.00
Total return (%) (r)(s)	(7.05)	2.42	7.35	2.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.40	1.84	4.23	14.57	(a)
Expenses after expense reductions (f)(h)	0.60	0.69	0.75	0.75	(a)
Net investment income	3.57	3.76	3.50	3.54	(a)
Portfolio turnover	58	61	22	14
Net assets at end of period (000 Omitted)	$6,102	$6,504	$1,314	$241

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Years ended 4/30
Class R3	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$10.09	$10.35	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.35	$0.44	$0.36	$0.22
Net realized and unrealized gain (loss) on investments	(1.06)	(0.16)	0.38	(0.00	)(g)(w)
Total from investment operations	$(0.71)	$0.28	$0.74	$0.22

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.42)	$(0.38)	$(0.22)
From net realized gain on investments	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.39)	$(0.54)	$(0.39)	$(0.22)
Net asset value, end of period	$8.99	$10.09	$10.35	$10.00
Total return (%) (r)(s)	(6.92)	2.77	7.51	2.24	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	1.66	3.57	14.22	(a)
Expenses after expense reductions (f)(h)	0.35	0.45	0.50	0.50	(a)
Net investment income	3.82	4.14	3.62	3.84	(a)
Portfolio turnover	58	61	22	14
Net assets at end of period (000 Omitted)	$5,071	$5,616	$660	$53

	Years ended 4/30
Class R4	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$10.10	$10.37	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.44	$0.41	$0.24
Net realized and unrealized gain (loss) on investments	(1.05)	(0.14)	0.38	0.00	(w)
Total from investment operations	$(0.68)	$0.30	$0.79	$0.24

Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.45)	$(0.41)	$(0.24)
From net realized gain on investments	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.42)	$(0.57)	$(0.42)	$(0.24)
Net asset value, end of period	$9.00	$10.10	$10.37	$10.00
Total return (%) (r)(s)	(6.67)	2.97	8.04	2.42	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.88	1.42	3.58	13.92	(a)
Expenses after expense reductions (f)(h)	0.10	0.16	0.20	0.20	(a)
Net investment income	3.97	4.28	4.04	4.14	(a)
Portfolio turnover	58	61	22	14
Net assets at end of period (000 Omitted)	$58	$172	$55	$51

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$10.98	$11.08	$10.39	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.34	$0.37	$0.35	$0.18
Net realized and unrealized gain (loss) on investments	(1.45)	(0.07)	0.56	0.29
Total from investment operations	$(1.11)	$0.30	$0.91	$0.47

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.25)	$(0.20)	$(0.08)
From net realized gain on investments	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.36)	$(0.40)	$(0.22)	$(0.08)
Net asset value, end of period	$9.51	$10.98	$11.08	$10.39
Total return (%) (r)(s)(t)	(9.89)	2.65	8.80	4.67	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.90	1.19	2.63	13.57	(a)
Expenses after expense reductions (f)(h)	0.43	0.45	0.45	0.45	(a)
Net investment income	3.44	3.42	3.25	2.96	(a)
Portfolio turnover	62	22	27	3
Net assets at end of period (000 Omitted)	$6,136	$5,308	$3,058	$468

	Years ended 4/30
Class B	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$10.91	$11.02	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.27	$0.29	$0.28	$0.14
Net realized and unrealized gain (loss) on investments	(1.43)	(0.07)	0.54	0.29
Total from investment operations	$(1.16)	$0.22	$0.82	$0.43

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.18)	$(0.15)	$(0.06)
From net realized gain on investments	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.31)	$(0.33)	$(0.17)	$(0.06)
Net asset value, end of period	$9.44	$10.91	$11.02	$10.37
Total return (%) (r)(s)(t)	(10.46)	2.01	7.99	4.32	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.57	1.85	3.41	14.22	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	1.10	(a)
Net investment income	2.77	2.75	2.59	2.32	(a)
Portfolio turnover	62	22	27	3
Net assets at end of period (000 Omitted)	$1,762	$1,578	$677	$138

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class C	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$10.89	$11.02	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.27	$0.31	$0.27	$0.14
Net realized and unrealized gain (loss) on investments	(1.44)	(0.09)	0.56	0.29
Total from investment operations	$(1.17)	$0.22	$0.83	$0.43

Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.20)	$(0.16)	$(0.06)
From net realized gain on investments	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.32)	$(0.35)	$(0.18)	$(0.06)
Net asset value, end of period	$9.40	$10.89	$11.02	$10.37
Total return (%) (r)(s)(t)	(10.52)	1.98	8.01	4.28	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.58	1.87	3.41	14.22	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	1.10	(a)
Net investment income	2.79	2.80	2.60	2.33	(a)
Portfolio turnover	62	22	27	3
Net assets at end of period (000 Omitted)	$2,138	$946	$522	$96

	Years ended 4/30
Class I	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.02	$11.11	$10.41	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.43	$0.36	$0.22
Net realized and unrealized gain (loss) on investments	(1.46)	(0.09)	0.57	0.27
Total from investment operations	$(1.09)	$0.34	$0.93	$0.49

Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.28)	$(0.21)	$(0.08)
From net realized gain on investments	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.39)	$(0.43)	$(0.23)	$(0.08)
Net asset value, end of period	$9.54	$11.02	$11.11	$10.41
Total return (%) (r)(s)	(9.64)	3.02	9.05	4.94	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	0.84	2.63	13.22	(a)
Expenses after expense reductions (f)(h)	0.10	0.10	0.10	0.10	(a)
Net investment income	3.66	3.81	3.53	3.26	(a)
Portfolio turnover	62	22	27	3
Net assets at end of period (000 Omitted)	$370	$521	$546	$264

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class R1	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$10.85	$10.99	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.27	$0.29	$0.26	$0.13
Net realized and unrealized gain (loss) on investments	(1.43)	(0.08)	0.55	0.29
Total from investment operations	$(1.16)	$0.21	$0.81	$0.42

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.20)	$(0.17)	$(0.05)
From net realized gain on investments	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.30)	$(0.35)	$(0.19)	$(0.05)
Net asset value, end of period	$9.39	$10.85	$10.99	$10.37
Total return (%) (r)(s)	(10.49)	1.91	7.84	4.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.57	1.88	3.39	14.42	(a)
Expenses after expense reductions (f)(h)	1.10	1.17	1.20	1.20	(a)
Net investment income	2.78	2.65	2.53	2.21	(a)
Portfolio turnover	62	22	27	3
Net assets at end of period (000 Omitted)	$2,636	$2,442	$829	$86

	Years ended 4/30
Class R2	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$10.92	$11.04	$10.38	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.32	$0.34	$0.32	$0.14
Net realized and unrealized gain (loss) on investments	(1.44)	(0.07)	0.54	0.31
Total from investment operations	$(1.12)	$0.27	$0.86	$0.45

Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.24)	$(0.18)	$(0.07)
From net realized gain on investments	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.35)	$(0.39)	$(0.20)	$(0.07)
Net asset value, end of period	$9.45	$10.92	$11.04	$10.38
Total return (%) (r)(s)	(10.06)	2.40	8.36	4.47	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	1.46	3.03	13.97	(a)
Expenses after expense reductions (f)(h)	0.60	0.68	0.75	0.75	(a)
Net investment income	3.28	3.21	2.94	2.71	(a)
Portfolio turnover	62	22	27	3
Net assets at end of period (000 Omitted)	$13,266	$13,184	$2,794	$261

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Years ended 4/30
Class R3	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$10.98	$11.07	$10.39	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.35	$0.39	$0.35	$0.22
Net realized and unrealized gain (loss) on investments	(1.46)	(0.09)	0.54	0.25
Total from investment operations	$(1.11)	$0.30	$0.89	$0.47

Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.24)	$(0.19)	$(0.08)
From net realized gain on investments	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.36)	$(0.39)	$(0.21)	$(0.08)
Net asset value, end of period	$9.51	$10.98	$11.07	$10.39
Total return (%) (r)(s)	(9.85)	2.68	8.67	4.71	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.81	1.21	2.47	13.62	(a)
Expenses after expense reductions (f)(h)	0.35	0.45	0.50	0.50	(a)
Net investment income	3.49	3.44	3.14	3.08	(a)
Portfolio turnover	62	22	27	3
Net assets at end of period (000 Omitted)	$4,658	$5,796	$4,685	$549

	Years ended 4/30
Class R4	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.01	$11.11	$10.40	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.37	$0.42	$0.37	$0.19
Net realized and unrealized gain (loss) on investments	(1.46)	(0.10)	0.57	0.29
Total from investment operations	$(1.09)	$0.32	$0.94	$0.48

Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.27)	$(0.21)	$(0.08)
From net realized gain on investments	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$(0.39)	$(0.42)	$(0.23)	$(0.08)
Net asset value, end of period	$9.53	$11.01	$11.11	$10.40
Total return (%) (r)(s)	(9.64)	2.89	9.06	4.81	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	0.98	2.80	13.32	(a)
Expenses after expense reductions (f)(h)	0.10	0.15	0.20	0.20	(a)
Net investment income	3.48	3.84	3.46	3.22	(a)
Portfolio turnover	62	22	27	3
Net assets at end of period (000 Omitted)	$108	$582	$57	$52

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.36	$11.85	$10.85	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.21	$0.22	$0.18	$0.08
Net realized and unrealized gain (loss) on investments	(3.28)	(0.15)	1.03	0.92
Total from investment operations	$(3.07)	$0.07	$1.21	$1.00

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.15)	$(0.15)
From net realized gain on investments	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.32)	$(0.56)	$(0.21)	$(0.15)
Net asset value, end of period	$7.97	$11.36	$11.85	$10.85
Total return (%) (r)(s)(t)	(26.93)	0.47	11.26	10.14	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	0.74	1.26	5.30	(a)
Expenses after expense reductions (f)(h)	0.43	0.45	0.45	0.45	(a)
Net investment income	2.35	1.86	1.63	1.34	(a)
Portfolio turnover	38	15	7	4
Net assets at end of period (000 Omitted)	$10,928	$10,843	$8,188	$2,718

	Years ended 4/30
Class B	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.28	$11.79	$10.82	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.15	$0.14	$0.11	$0.06
Net realized and unrealized gain (loss) on investments	(3.26)	(0.15)	1.02	0.90
Total from investment operations	$(3.11)	$(0.01)	$1.13	$0.96

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.18)	$(0.10)	$(0.14)
From net realized gain on investments	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.25)	$(0.50)	$(0.16)	$(0.14)
Net asset value, end of period	$7.92	$11.28	$11.79	$10.82
Total return (%) (r)(s)(t)	(27.49)	(0.23)	10.57	9.71	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	1.39	1.92	5.95	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	1.10	(a)
Net investment income	1.63	1.23	1.01	0.84	(a)
Portfolio turnover	38	15	7	4
Net assets at end of period (000 Omitted)	$3,176	$4,423	$3,428	$1,009

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class C	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.24	$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.14	$0.15	$0.12	$0.06
Net realized and unrealized gain (loss) on investments	(3.24)	(0.16)	1.01	0.91
Total from investment operations	$(3.10)	$(0.01)	$1.13	$0.97

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.21)	$(0.12)	$(0.14)
From net realized gain on investments	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.26)	$(0.53)	$(0.18)	$(0.14)
Net asset value, end of period	$7.88	$11.24	$11.78	$10.83
Total return (%) (r)(s)(t)	(27.49)	(0.26)	10.58	9.79	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	1.39	1.86	5.95	(a)
Expenses after expense reductions (f)(h)	1.10	1.10	1.10	1.10	(a)
Net investment income	1.62	1.31	1.07	0.96	(a)
Portfolio turnover	38	15	7	4
Net assets at end of period (000 Omitted)	$3,036	$2,529	$1,148	$143

	Years ended 4/30
Class I	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.41	$11.90	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.24	$0.28	$0.22	$0.10
Net realized and unrealized gain (loss) on investments	(3.30)	(0.17)	1.04	0.93
Total from investment operations	$(3.06)	$0.11	$1.26	$1.03

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.28)	$(0.17)	$(0.16)
From net realized gain on investments	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.35)	$(0.60)	$(0.23)	$(0.16)
Net asset value, end of period	$8.00	$11.41	$11.90	$10.87
Total return (%) (r)(s)	(26.72)	0.76	11.71	10.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	0.41	0.96	4.95	(a)
Expenses after expense reductions (f)(h)	0.10	0.10	0.10	0.10	(a)
Net investment income	2.65	2.32	1.97	1.60	(a)
Portfolio turnover	38	15	7	4
Net assets at end of period (000 Omitted)	$645	$690	$613	$324

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R1	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.23	$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.14	$0.14	$0.10	$0.04
Net realized and unrealized gain (loss) on investments	(3.23)	(0.16)	1.02	0.92
Total from investment operations	$(3.09)	$(0.02)	$1.12	$0.96

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.21)	$(0.11)	$(0.13)
From net realized gain on investments	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.24)	$(0.53)	$(0.17)	$(0.13)
Net asset value, end of period	$7.90	$11.23	$11.78	$10.83
Total return (%) (r)(s)	(27.46)	(0.28)	10.41	9.68	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	1.45	2.08	6.14	(a)
Expenses after expense reductions (f)(h)	1.10	1.17	1.20	1.20	(a)
Net investment income	1.53	1.22	0.90	0.58	(a)
Portfolio turnover	38	15	7	4
Net assets at end of period (000 Omitted)	$6,757	$8,935	$2,549	$549

	Years ended 4/30
Class R2	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.31	$11.83	$10.84	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.19	$0.18	$0.15	$0.08
Net realized and unrealized gain (loss) on investments	(3.26)	(0.15)	1.03	0.91
Total from investment operations	$(3.07)	$0.03	$1.18	$0.99

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.23)	$(0.13)	$(0.15)
From net realized gain on investments	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.31)	$(0.55)	$(0.19)	$(0.15)
Net asset value, end of period	$7.93	$11.31	$11.83	$10.84
Total return (%) (r)(s)	(27.05)	0.09	11.03	9.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.77	0.98	1.62	5.69	(a)
Expenses after expense reductions (f)(h)	0.60	0.69	0.75	0.75	(a)
Net investment income	2.18	1.63	1.36	1.28	(a)
Portfolio turnover	38	15	7	4
Net assets at end of period (000 Omitted)	$31,030	$30,874	$10,494	$1,271

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R3	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.36	$11.85	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.21	$0.22	$0.19	$0.12
Net realized and unrealized gain (loss) on investments	(3.28)	(0.15)	1.01	0.89
Total from investment operations	$(3.07)	$0.07	$1.20	$1.01

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.15)	$(0.15)
From net realized gain on investments	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.32)	$(0.56)	$(0.21)	$(0.15)
Net asset value, end of period	$7.97	$11.36	$11.85	$10.86
Total return (%) (r)(s)	(26.91)	0.43	11.15	10.24	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	0.75	1.26	5.35	(a)
Expenses after expense reductions (f)(h)	0.35	0.45	0.50	0.50	(a)
Net investment income	2.33	1.87	1.67	1.63	(a)
Portfolio turnover	38	15	7	4
Net assets at end of period (000 Omitted)	$11,616	$16,151	$11,326	$1,480

	Years ended 4/30
Class R4	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.40	$11.90	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.22	$0.26	$0.21	$0.11
Net realized and unrealized gain (loss) on investments	(3.28)	(0.17)	1.04	0.91
Total from investment operations	$(3.06)	$0.09	$1.25	$1.02

Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.27)	$(0.16)	$(0.15)
From net realized gain on investments	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$(0.35)	$(0.59)	$(0.22)	$(0.15)
Net asset value, end of period	$7.99	$11.40	$11.90	$10.87
Total return (%) (r)(s)	(26.75)	0.64	11.61	10.35	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.48	1.09	5.05	(a)
Expenses after expense reductions (f)(h)	0.10	0.15	0.20	0.20	(a)
Net investment income	1.99	2.36	1.88	1.87	(a)
Portfolio turnover	38	15	7	4
Net assets at end of period (000 Omitted)	$204	$2,283	$62	$55
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2009	2008		2007		2006 (c)
Net asset value, beginning of period	$11.41	$12.24		$11.10		$10.00

Income (loss) from investment operations
Net investment income (d)	$0.08	$0.07		$0.07		$0.01
Net realized and unrealized gain (loss) on investments	(4.14)	(0.24)		1.20		1.25
Total from investment operations	$(4.06)	$(0.17)		$1.27		$1.26

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.20)		$(0.12)		$(0.16)
From net realized gain on investments	(0.11)	(0.46)		(0.01)		—
Total distributions declared to shareholders	$(0.27)	$(0.66)		$(0.13)		$(0.16)
Net asset value, end of period	$7.08	$11.41		$12.24		$11.10
Total return (%) (r)(s)(t)	(35.45)	(1.65)		11.57		12.73	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	0.87		1.84		11.40	(a)
Expenses after expense reductions (f)(h)	0.44	0.45		0.45		0.45	(a)
Net investment income	0.98	0.60		0.63		0.20	(a)
Portfolio turnover	38	14		17		4
Net assets at end of period (000 Omitted)	$4,634	$5,917		$4,758		$686

	Years ended 4/30
Class B	2009	2008		2007		2006 (c)
Net asset value, beginning of period	$11.32	$12.17		$11.07		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net realized and unrealized gain (loss) on investments	(4.09)	(0.25)		1.19		1.25
Total from investment operations	$(4.07)	$(0.25)		$1.19		$1.22

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.14)		$(0.08)		$(0.15)
From net realized gain on investments	(0.11)	(0.46)		(0.01)		—
Total distributions declared to shareholders	$(0.22)	$(0.60)		$(0.09)		$(0.15)
Net asset value, end of period	$7.03	$11.32		$12.17		$11.07
Total return (%) (r)(s)(t)	(35.89)	(2.30)		10.80		12.36	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.41	1.53		2.54		12.05	(a)
Expenses after expense reductions (f)(h)	1.10	1.10		1.10		1.10	(a)
Net investment income (loss)	0.24	(0.02)		(0.04)		(0.41	)(a)
Portfolio turnover	38	14		17		4
Net assets at end of period (000 Omitted)	$1,735	$2,195		$1,269		$382

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class C	2009	2008		2007	2006 (c)
Net asset value, beginning of period	$11.34	$12.20		$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$(0.00	)(w)	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments	(4.10)	(0.25)		1.20	1.24
Total from investment operations	$(4.07)	$(0.25)		$1.18	$1.23

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.15)		$(0.05)	$(0.15)
From net realized gain on investments	(0.11)	(0.46)		(0.01)	—
Total distributions declared to shareholders	$(0.24)	$(0.61)		$(0.06)	$(0.15)
Net asset value, end of period	$7.03	$11.34		$12.20	$11.08
Total return (%) (r)(s)(t)	(35.82)	(2.29)		10.72	12.39	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.42	1.53		2.61	12.05	(a)
Expenses after expense reductions (f)(h)	1.10	1.10		1.10	1.10	(a)
Net investment income (loss)	0.42	(0.01)		(0.16)	(0.13	)(a)
Portfolio turnover	38	14		17	4
Net assets at end of period (000 Omitted)	$981	$801		$450	$114

	Years ended 4/30
Class I	2009	2008		2007	2006 (c)
Net asset value, beginning of period	$11.46	$12.29		$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.11	$0.10		$0.10	$0.04
Net realized and unrealized gain (loss) on investments	(4.16)	(0.24)		1.22	1.25
Total from investment operations	$(4.05)	$(0.14)		$1.32	$1.29

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.23)		$(0.14)	$(0.17)
From net realized gain on investments	(0.11)	(0.46)		(0.01)	—
Total distributions declared to shareholders	$(0.30)	$(0.69)		$(0.15)	$(0.17)
Net asset value, end of period	$7.11	$11.46		$12.29	$11.12
Total return (%) (r)(s)	(35.18)	(1.35)		11.99	12.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	0.52		1.62	11.05	(a)
Expenses after expense reductions (f)(h)	0.10	0.10		0.10	0.10	(a)
Net investment income	1.29	0.86		0.91	0.67	(a)
Portfolio turnover	38	14		17	4
Net assets at end of period (000 Omitted)	$1,149	$1,308		$1,314	$701

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R1	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.29	$12.17	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$(0.01)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss) on investments	(4.08)	(0.26)	1.20	1.25
Total from investment operations	$(4.06)	$(0.27)	$1.18	$1.22

Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.15)	$(0.08)	$(0.14)
From net realized gain on investments	(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$(0.20)	$(0.61)	$(0.09)	$(0.14)
Net asset value, end of period	$7.03	$11.29	$12.17	$11.08
Total return (%) (r)(s)	(35.87)	(2.42)	10.72	12.29	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.40	1.58	2.69	12.25	(a)
Expenses after expense reductions (f)(h)	1.10	1.17	1.20	1.20	(a)
Net investment income (loss)	0.24	(0.12)	(0.14)	(0.49	)(a)
Portfolio turnover	38	14	17	4
Net assets at end of period (000 Omitted)	$3,717	$5,671	$1,330	$306

	Years ended 4/30
Class R2	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.35	$12.20	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.07	$0.05	$0.04	$0.01
Net realized and unrealized gain (loss) on investments	(4.11)	(0.26)	1.19	1.23
Total from investment operations	$(4.04)	$(0.21)	$1.23	$1.24

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.18)	$(0.11)	$(0.15)
From net realized gain on investments	(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$(0.27)	$(0.64)	$(0.12)	$(0.15)
Net asset value, end of period	$7.04	$11.35	$12.20	$11.09
Total return (%) (r)(s)	(35.51)	(1.93)	11.18	12.56	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.91	1.12	2.21	11.80	(a)
Expenses after expense reductions (f)(h)	0.60	0.68	0.75	0.75	(a)
Net investment income	0.89	0.42	0.35	0.10	(a)
Portfolio turnover	38	14	17	4
Net assets at end of period (000 Omitted)	$20,269	$21,426	$5,980	$331

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R3	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.40	$12.23	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.10	$0.07	$0.08	$0.02
Net realized and unrealized gain (loss) on investments	(4.15)	(0.25)	1.18	1.24
Total from investment operations	$(4.05)	$(0.18)	$1.26	$1.26

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.19)	$(0.12)	$(0.16)
From net realized gain on investments	(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$(0.28)	$(0.65)	$(0.13)	$(0.16)
Net asset value, end of period	$7.07	$11.40	$12.23	$11.10
Total return (%) (r)(s)	(35.40)	(1.69)	11.49	12.72	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	0.88	1.79	11.45	(a)
Expenses after expense reductions (f)(h)	0.35	0.45	0.50	0.50	(a)
Net investment income	1.16	0.61	0.69	0.33	(a)
Portfolio turnover	38	14	17	4
Net assets at end of period (000 Omitted)	$8,597	$12,012	$8,198	$354

	Years ended 4/30
Class R4	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.44	$12.28	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.04	$0.13	$0.09	$0.04
Net realized and unrealized gain (loss) on investments	(4.08)	(0.28)	1.21	1.24
Total from investment operations	$(4.04)	$(0.15)	$1.30	$1.28

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.23)	$(0.13)	$(0.16)
From net realized gain on investments	(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$(0.30)	$(0.69)	$(0.14)	$(0.16)
Net asset value, end of period	$7.10	$11.44	$12.28	$11.12
Total return (%) (r)(s)	(35.16)	(1.47)	11.80	12.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	0.60	1.78	11.15	(a)
Expenses after expense reductions (f)(h)	0.10	0.15	0.20	0.20	(a)
Net investment income	0.40	1.12	0.85	0.71	(a)
Portfolio turnover	38	14	17	4
Net assets at end of period (000 Omitted)	$108	$2,321	$63	$56

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2009		2008	2007	2006 (c)
Net asset value, beginning of period	$11.37		$12.27	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.06		$0.04	$0.04	$0.01
Net realized and unrealized gain (loss) on investments	(4.30)		(0.27)	1.27	1.26
Total from investment operations	$(4.24)		$(0.23)	$1.31	$1.27

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.18)	$(0.09)	$(0.16)
From net realized gain on investments	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.23)		$(0.67)	$(0.14)	$(0.17)
Net asset value, end of period	$6.90		$11.37	$12.27	$11.10
Total return (%) (r)(s)(t)	(37.10)		(2.12)	11.86	12.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.01		1.27	2.75	11.32	(a)
Expenses after expense reductions (f)(h)	0.43		0.45	0.45	0.45	(a)
Net investment income	0.70		0.34	0.38	0.10	(a)
Portfolio turnover	33		11	11	33
Net assets at end of period (000 Omitted)	$3,121		$2,978	$3,420	$599

	Years ended 4/30
Class B	2009		2008	2007	2006 (c)
Net asset value, beginning of period	$11.29		$12.21	$11.08	$10.00

Income (loss) from investment operations
Net investment loss (d)	$(0.00	)(w)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss) on investments	(4.25)		(0.28)	1.24	1.27
Total from investment operations	$(4.25)		$(0.31)	$1.21	$1.24

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.12)	$(0.03)	$(0.15)
From net realized gain on investments	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.16)		$(0.61)	$(0.08)	$(0.16)
Net asset value, end of period	$6.88		$11.29	$12.21	$11.08
Total return (%) (r)(s)(t)	(37.50)		(2.72)	11.00	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.66		1.95	3.57	11.97	(a)
Expenses after expense reductions (f)(h)	1.10		1.10	1.10	1.10	(a)
Net investment loss	(0.05)		(0.26)	(0.27)	(0.45	)(a)
Portfolio turnover	33		11	11	33
Net assets at end of period (000 Omitted)	$1,072		$1,639	$1,124	$466

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class C	2009		2008	2007	2006 (c)
Net asset value, beginning of period	$11.26		$12.23	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.01	$(0.03)	$(0.02)
Net realized and unrealized gain (loss) on investments	(4.23)		(0.31)	1.25	1.25
Total from investment operations	$(4.23)		$(0.30)	$1.22	$1.23

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)	$(0.02)	$(0.14)
From net realized gain on investments	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.18)		$(0.67)	$(0.07)	$(0.15)
Net asset value, end of period	$6.85		$11.26	$12.23	$11.08
Total return (%) (r)(s)(t)	(37.46)		(2.69)	11.05	12.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.68		1.86	3.57	11.97	(a)
Expenses after expense reductions (f)(h)	1.10		1.10	1.10	1.10	(a)
Net investment income (loss)	(0.01)		0.06	(0.31)	(0.26	)(a)
Portfolio turnover	33		11	11	33
Net assets at end of period (000 Omitted)	$859		$964	$212	$86

	Years ended 4/30
Class I	2009		2008	2007	2006 (c)
Net asset value, beginning of period	$11.42		$12.32	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.09	$0.08	$0.04
Net realized and unrealized gain (loss) on investments	(4.31)		(0.28)	1.27	1.25
Total from investment operations	$(4.23)		$(0.19)	$1.35	$1.29

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.22)	$(0.10)	$(0.16)
From net realized gain on investments	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.26)		$(0.71)	$(0.15)	$(0.17)
Net asset value, end of period	$6.93		$11.42	$12.32	$11.12
Total return (%) (r)(s)	(36.88)		(1.75)	12.26	13.01	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.67		0.95	2.59	10.97	(a)
Expenses after expense reductions (f)(h)	0.10		0.10	0.10	0.10	(a)
Net investment income	0.97		0.76	0.71	0.62	(a)
Portfolio turnover	33		11	11	33
Net assets at end of period (000 Omitted)	$1,225		$1,518	$1,004	$582

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R1	2009		2008	2007	2006 (c)
Net asset value, beginning of period	$11.26		$12.20	$11.08	$10.00

Income (loss) from investment operations
Net investment loss (d)	$(0.00	)(w)	$(0.04)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss) on investments	(4.24)		(0.27)	1.26	1.25
Total from investment operations	$(4.24)		$(0.31)	$1.21	$1.22

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.14)	$(0.04)	$(0.13)
From net realized gain on investments	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.18)		$(0.63)	$(0.09)	$(0.14)
Net asset value, end of period	$6.84		$11.26	$12.20	$11.08
Total return (%) (r)(s)	(37.53)		(2.75)	11.00	12.31	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.67		1.97	3.55	12.17	(a)
Expenses after expense reductions (f)(h)	1.10		1.17	1.20	1.20	(a)
Net investment loss	(0.01)		(0.36)	(0.42)	(0.42	)(a)
Portfolio turnover	33		11	11	33
Net assets at end of period (000 Omitted)	$2,368		$2,645	$752	$127

	Years ended 4/30
Class R2	2009		2008	2007	2006 (c)
Net asset value, beginning of period	$11.32		$12.24	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.05		$0.02	$0.00 (w)	$0.01
Net realized and unrealized gain (loss) on investments	(4.27)		(0.28)	1.26	1.25
Total from investment operations	$(4.22)		$(0.26)	$1.26	$1.26

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.17)	$(0.07)	$(0.15)
From net realized gain on investments	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.23)		$(0.66)	$(0.12)	$(0.16)
Net asset value, end of period	$6.87		$11.32	$12.24	$11.10
Total return (%) (r)(s)	(37.14)		(2.36)	11.43	12.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18		1.51	3.06	11.72	(a)
Expenses after expense reductions (f)(h)	0.60		0.68	0.75	0.75	(a)
Net investment income	0.57		0.16	0.03	0.08	(a)
Portfolio turnover	33		11	11	33
Net assets at end of period (000 Omitted)	$14,024		$11,566	$3,702	$323

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R3	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.36	$12.27	$11.11	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.06	$0.05	$0.05	$0.03
Net realized and unrealized gain (loss) on investments	(4.28)	(0.28)	1.25	1.24
Total from investment operations	$(4.22)	$(0.23)	$1.30	$1.27

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.19)	$(0.09)	$(0.15)
From net realized gain on investments	(0.09)	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.24)	$(0.68)	$(0.14)	$(0.16)
Net asset value, end of period	$6.90	$11.36	$12.27	$11.11
Total return (%) (r)(s)	(37.01)	(2.13)	11.74	12.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.91	1.28	2.78	11.37	(a)
Expenses after expense reductions (f)(h)	0.35	0.45	0.50	0.50	(a)
Net investment income	0.72	0.40	0.39	0.38	(a)
Portfolio turnover	33	11	11	33
Net assets at end of period (000 Omitted)	$3,507	$5,358	$2,371	$169

	Years ended 4/30
Class R4	2009	2008	2007	2006 (c)
Net asset value, beginning of period	$11.41	$12.31	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.04	$0.10	$0.07	$0.04
Net realized and unrealized gain (loss) on investments	(4.26)	(0.29)	1.26	1.25
Total from investment operations	$(4.22)	$(0.19)	$1.33	$1.29

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.22)	$(0.09)	$(0.16)
From net realized gain on investments	(0.09)	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$(0.26)	$(0.71)	$(0.14)	$(0.17)
Net asset value, end of period	$6.93	$11.41	$12.31	$11.12
Total return (%) (r)(s)	(36.82)	(1.79)	12.07	12.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	1.06	2.78	11.07	(a)
Expenses after expense reductions (f)(h)	0.10	0.15	0.20	0.20	(a)
Net investment income	0.35	0.87	0.60	0.67	(a)
Portfolio turnover	33	11	11	33
Net assets at end of period (000 Omitted)	$131	$1,455	$63	$56

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS equity, fixed income, international, and money market mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Additional information, including each underlying fund’s accounting policies, is outlined in the underlying fund’s financial statements which are available upon request.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the funds’ use of and accounting for derivative instruments and the effect of derivative instruments on the funds’ results of operations and financial position. Management is evaluating the application of the Standard to the funds, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosures in the funds’ financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the funds did not hold any of these credit derivatives at period end.

Investment Valuations – Open-end investment companies are generally valued at their net asset value per share. The underlying investments of open-end investment companies managed by the adviser are valued as described below. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the funds determine its net asset value per share.

Each fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of each fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of April 30, 2009 in valuing each fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Lifetime Retirement Income Fund
Investments in Securities	$21,203,540	$48,000	$—	$21,251,540
Other Financial Instruments	$—	$—	$—	$—

Lifetime 2010 Fund
Investments in Securities	$31,037,237	$—	$—	$31,037,237
Other Financial Instruments	$—	$—	$—	$—

Lifetime 2020 Fund
Investments in Securities	$67,288,850	$—	$—	$67,288,850
Other Financial Instruments	$—	$—	$—	$—

Lifetime 2030 Fund
Investments in Securities	$41,108,767	$106,000	$—	$41,214,767
Other Financial Instruments	$—	$—	$—	$—

Lifetime 2040 Fund
Investments in Securities	$26,254,722	$39,000	$—	$26,293,722
Other Financial Instruments	$—	$—	$—	$—

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to each fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in each fund’s financial statements.

Notes to Financial Statements – continued

Repurchase Agreements – Each fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. Each fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to each fund under each such repurchase agreement. Each fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under each fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the funds is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and short-term capital gain distributions received from underlying funds.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 4/30/09	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$674,807	$1,007,071	$1,886,907	$779,208	$364,264
Long-term capital gain	81,365	41,666	479,310	589,843	381,588
Total distributions	$756,172	$1,048,737	$2,366,217	$1,369,051	$745,852

Year ended 4/30/08	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$557,523	$532,329	$1,272,073	$666,969	$323,070
Long-term capital gain	203,236	340,812	1,801,783	1,626,250	922,705
Total distributions	$760,759	$873,141	$3,073,856	$2,293,219	$1,245,775

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/09	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund
Cost of investments	$21,869,203	$32,702,283	$85,539,518	$55,389,160	$34,848,499
Gross appreciation	$890,787	$1,222,298	$562,442	$210,711	$197,909
Gross depreciation	(1,508,450)	(2,887,344)	(18,813,110)	(14,385,104)	(8,752,686)
Net unrealized appreciation (depreciation)	$(617,663)	$(1,665,046)	$(18,250,668)	$(14,174,393)	$(8,554,777)
Undistributed ordinary income	$40,547	$307,419	$394,291	$—	$—
Undistributed long-term capital gain	6,219	—	—	—	—
Post-October capital loss deferral	(1,489,221)	(2,712,726)	(7,489,438)	(6,826,766)	(3,860,228)
Other temporary differences	(56,574)	(3,518)	(129,012)	(430,275)	(392,487)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the MFS Lifetime Retirement Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Retirement Income fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders by class are as follows:

From net investment income

	MFS Lifetime Retirement Income Fund		MFS Lifetime 2010 Fund		MFS Lifetime 2020 Fund
	Year ended 4/30/09	Year ended 4/30/08	Year ended 4/30/09	Year ended 4/30/08	Year ended 4/30/09	Year ended 4/30/08
Class A	$136,021	$99,908	$189,025	$84,239	$327,833	$195,427
Class B	30,110	25,734	51,363	13,379	78,567	64,471
Class C	55,747	30,070	44,444	15,680	55,177	39,149
Class I	8,129	4,656	11,625	18,903	19,555	21,448
Class R1	22,473	37,636	76,799	25,680	130,966	126,499
Former Class R2 (b)	—	24,308	—	79,054	—	120,863
Class R2	215,384	133,091	460,725	154,404	899,587	357,503
Class R3	198,040	196,494	170,557	127,682	372,188	306,748
Class R4	3,186	5,626	2,533	13,308	3,034	39,965
Total	$669,090	$557,523	$1,007,071	$532,329	$1,886,907	$1,272,073

	MFS Lifetime 2030 Fund		MFS Lifetime 2040 Fund
	Year ended 4/30/09	Year ended 4/30/08	Year ended 4/30/09	Year ended 4/30/08
Class A	$93,709	$87,990	$52,092	$42,314
Class B	25,104	20,951	11,121	15,234
Class C	14,655	8,044	7,099	12,104
Class I	26,059	18,057	26,550	26,129
Class R1	42,373	37,836	26,512	17,776
Former Class R2 (b)	—	102,286	—	30,658
Class R2	391,176	193,223	232,535	86,053
Class R3	198,288	167,402	81,571	72,071
Class R4	1,409	31,180	1,033	20,731
Total	$792,773	$666,969	$438,513	$323,070

From net realized gain on investments

	MFS Lifetime Retirement Income Fund		MFS Lifetime 2010 Fund		MFS Lifetime 2020 Fund
	Year ended 4/30/09	Year ended 4/30/08	Year ended 4/30/09	Year ended 4/30/08	Year ended 4/30/09	Year ended 4/30/08
Class A	$16,020	$39,482	$7,505	$52,075	$77,801	$260,537
Class B	4,842	8,360	2,389	11,088	25,327	116,796
Class C	11,872	11,942	1,970	11,890	16,839	61,502
Class I	878	1,909	423	10,345	4,178	24,954
Class R1	3,540	15,392	3,657	19,310	45,224	190,920
Former Class R2 (b)	—	8,258	—	48,245	—	172,194
Class R2	26,583	45,558	18,934	98,925	221,538	509,088
Class R3	23,108	71,268	6,696	81,533	87,755	418,518
Class R4	239	1,067	92	7,401	648	47,274
Total	$87,082	$203,236	$41,666	$340,812	$479,310	$1,801,783

Notes to Financial Statements – continued

	MFS Lifetime 2030 Fund		MFS Lifetime 2040 Fund
	Year ended 4/30/09	Year ended 4/30/08	Year ended 4/30/09	Year ended 4/30/08
Class A	$64,327	$205,435	$33,896	$119,794
Class B	25,929	69,745	14,089	61,637
Class C	12,821	24,897	7,550	33,773
Class I	14,965	35,480	14,663	58,740
Class R1	51,914	112,908	27,604	63,374
Former Class R2 (b)	–—	231,170	—	88,231
Class R2	276,640	483,469	157,264	256,406
Class R3	128,873	400,668	51,702	193,095
Class R4	809	62,478	571	47,655
Total	$576,278	$1,626,250	$307,339	$922,705

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of each fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.10% annually of each fund’s average daily net assets. This written agreement will continue until modified by the funds’ Board of Trustees, but such agreement will continue at least until August 31, 2009. For the year ended April 30, 2009, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statements of Operations:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$147,113	$135,546	$112,703	$129,288	$140,847

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$7,603	$4,751	$11,691	$5,960	$4,378

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	—	0.25%	0.25%	0.33%	$11,881
Lifetime 2010 Fund	—	0.25%	0.25%	0.33%	17,326
Lifetime 2020 Fund	—	0.25%	0.25%	0.33%	34,988
Lifetime 2030 Fund	—	0.25%	0.25%	0.34%	16,128
Lifetime 2040 Fund	—	0.25%	0.25%	0.33%	8,770

Notes to Financial Statements – continued

	CLASS B
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$9,576
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	16,544
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	36,458
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	18,919
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	12,534

	CLASS C
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$17,222
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	11,881
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	24,209
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	8,051
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	5,804

	CLASS R1
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$7,140
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	25,113
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	74,055
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	43,536
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	23,225

	CLASS R2
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.25%	0.25%	0.50%	0.50%	$29,957
Lifetime 2010 Fund	0.25%	0.25%	0.50%	0.50%	65,846
Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	150,300
Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	95,868
Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	59,369

	CLASS R3
	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$12,878
Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	12,195
Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	34,950
Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	23,917
Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	11,072

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Total Distributions and Service Fees	$88,654	$148,905	$354,960	$206,419	$120,774

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated for all funds. Prior to March 1, 2009, the 0.10% Class A annual distribution fee was paid by all funds.

Notes to Financial Statements – continued

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2009, were as follows:

CDSC imposed	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Class A	$—	$—	$85	$17	$4
Class B	2,023	3,929	6,850	4,487	4,424
Class C	374	158	992	336	436

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds (other than the MFS Global Real Estate Fund), in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500.

The administrative services fee incurred for the year ended April 30, 2009 was equivalent to the following annual effective rates of each fund’s average daily net assets:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
0.0951%	0.0599%	0.0253%	0.0414%	0.0707%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended April 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC which are included in miscellaneous expense on the Statements of Operations were:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$208	$328	$763	$461	$273

MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the following amounts, which is shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
$107	$169	$402	$248	$145

(4)	Portfolio Securities

Purchases and sales of underlying funds aggregated to the following:

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Purchases	$15,446,334	$22,944,666	$42,658,341	$25,972,550	$18,646,512
Sales	$10,766,832	$18,111,714	$26,728,398	$16,161,103	$8,285,331

Notes to Financial Statements – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Retirement Income Fund				MFS Lifetime 2010 Fund
	Year ended 4/30/09		Year ended 4/30/08		Year ended 4/30/09		Year ended 4/30/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	396,113	$3,511,852	307,084	$3,165,815	323,589	$3,083,120	545,766	$6,047,548
Class B	125,002	1,104,623	51,287	524,465	100,921	970,654	108,798	1,189,173
Class C	302,896	2,647,723	49,728	511,292	168,342	1,572,455	52,198	580,301
Class I	5,942	55,413	15,823	163,138	10,644	100,714	66,852	768,664
Class R1	58,009	548,944	123,645	1,281,653	120,640	1,205,664	197,890	2,154,735
Former Class R2 (b)	—	—	101,204	1,040,535	—	—	406,457	4,545,368
Class R2	235,719	2,169,550	664,066	6,824,692	637,076	6,294,205	1,092,107	12,028,035
Class R3	148,147	1,343,728	989,154	10,116,109	347,904	3,571,648	305,363	3,384,482
Class R4	3,881	38,205	33,592	342,411	11,784	118,303	58,446	650,099
	1,275,709	$11,420,038	2,335,583	$23,970,110	1,720,900	$16,916,763	2,833,877	$31,348,405

Shares issued to shareholders in reinvestment of distributions
Class A	13,569	$121,861	11,286	$115,638	20,551	$185,163	11,777	$130,490
Class B	3,187	28,387	2,925	30,009	5,618	50,398	1,870	20,627
Class C	6,121	53,810	3,329	34,152	3,347	29,854	2,132	23,478
Class I	998	9,008	640	6,540	1,334	12,048	2,633	29,247
Class R1	2,890	25,827	5,146	52,957	9,030	80,456	4,097	44,990
Former Class R2 (b)	—	—	3,014	30,912	—	—	11,573	127,299
Class R2	26,621	240,220	17,437	178,457	53,593	479,659	22,988	253,328
Class R3	24,485	221,030	26,014	266,824	19,695	177,252	18,899	209,215
Class R4	352	3,250	652	6,693	291	2,625	1,866	20,709
	78,223	$703,393	70,443	$722,182	113,459	$1,017,455	77,835	$859,383

Shares reacquired
Class A	(197,254)	$(1,765,833)	(170,296)	$(1,754,922)	(182,324)	$(1,766,090)	(350,193)	$(3,899,175)
Class B	(51,605)	(456,329)	(38,616)	(394,604)	(64,588)	(602,493)	(27,446)	(302,773)
Class C	(99,413)	(873,472)	(25,682)	(262,871)	(31,039)	(296,683)	(14,818)	(162,964)
Class I	(5,030)	(43,673)	(2,876)	(29,585)	(20,457)	(194,100)	(71,370)	(806,131)
Class R1	(47,979)	(429,320)	(177,172)	(1,828,184)	(73,891)	(728,026)	(52,382)	(572,665)
Former Class R2 (b)	—	—	(136,682)	(1,388,919)	—	—	(494,664)	(5,398,258)
Class R2	(228,746)	(2,109,101)	(163,920)	(1,691,958)	(493,779)	(4,684,475)	(160,849)	(1,775,234)
Class R3	(165,609)	(1,478,803)	(522,157)	(5,371,343)	(405,514)	(4,193,689)	(219,630)	(2,411,912)
Class R4	(14,886)	(147,151)	(22,510)	(229,350)	(53,588)	(574,930)	(12,627)	(138,252)
	(810,522)	$(7,303,682)	(1,259,911)	$(12,951,736)	(1,325,180)	$(13,040,486)	(1,403,979)	$(15,467,364)

Net change
Class A	212,428	$1,867,880	148,074	$1,526,531	161,816	$1,502,193	207,350	$2,278,863
Class B	76,584	676,681	15,596	159,870	41,951	418,559	83,222	907,027
Class C	209,604	1,828,061	27,375	282,573	140,650	1,305,626	39,512	440,815
Class I	1,910	20,748	13,587	140,093	(8,479)	(81,338)	(1,885)	(8,220)
Class R1	12,920	145,451	(48,381)	(493,574)	55,779	558,094	149,605	1,627,060
Former Class R2 (b)	—	—	(32,464)	(317,472)	—	—	(76,634)	(725,591)
Class R2	33,594	300,669	517,583	5,311,191	196,890	2,089,389	954,246	10,506,129
Class R3	7,023	85,955	493,011	5,011,590	(37,915)	(444,789)	104,632	1,181,785
Class R4	(10,653)	(105,696)	11,734	119,754	(41,513)	(454,002)	47,685	532,556
	543,410	$4,819,749	1,146,115	$11,740,556	509,179	$4,893,732	1,507,733	$16,740,424

Notes to Financial Statements – continued

	MFS Lifetime 2020 Fund				MFS Lifetime 2030 Fund
	Year ended 4/30/09		Year ended 4/30/08		Year ended 4/30/09		Year ended 4/30/08
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	615,350	$5,298,391	1,006,334	$11,865,949	282,962	$2,256,249	539,190	$6,543,114
Class B	153,319	1,338,106	213,709	2,483,876	96,159	844,918	128,883	1,530,278
Class C	227,471	1,882,519	145,178	1,716,052	105,605	800,794	40,642	476,917
Class I	19,357	169,811	105,105	1,287,456	62,734	522,279	134,144	1,656,384
Class R1	466,813	4,238,599	779,387	8,966,851	257,407	2,157,203	525,074	5,946,229
Former Class R2 (b)	—	—	693,163	8,103,412	—	—	577,236	6,984,893
Class R2	1,907,752	17,344,761	2,288,467	26,427,719	1,508,715	12,390,332	1,809,683	21,323,994
Class R3	808,423	8,185,742	761,623	9,003,295	542,596	4,752,016	495,346	5,846,434
Class R4	37,271	347,917	217,854	2,545,380	67,823	707,072	202,783	2,414,689
	4,235,756	$38,805,846	6,210,820	$72,399,990	2,924,001	$24,430,863	4,452,981	$52,722,932

Shares issued to shareholders in reinvestment of distributions
Class A	51,113	$391,522	38,423	$449,552	23,010	$155,548	24,066	$286,865
Class B	12,927	98,761	14,830	172,619	7,122	47,932	7,650	90,651
Class C	6,818	51,821	6,540	75,859	2,819	18,944	2,211	26,239
Class I	3,090	23,733	3,956	46,402	6,060	41,024	4,480	53,537
Class R1	23,152	176,190	27,386	317,408	14,010	94,287	12,753	150,744
Former Class R2 (b)	—	—	25,198	293,057	—	—	28,140	333,456
Class R2	146,937	1,121,125	74,113	864,156	99,377	667,816	55,424	657,325
Class R3	60,045	459,943	61,989	725,266	48,468	327,161	47,737	568,070
Class R4	480	3,682	7,444	87,239	328	2,218	7,844	93,658
	304,562	$2,326,777	259,879	$3,031,558	201,194	$1,354,930	190,305	$2,260,545

Shares reacquired
Class A	(249,051)	$(1,974,693)	(781,105)	$(9,219,411)	(170,632)	$(1,389,921)	(433,176)	$(5,278,602)
Class B	(157,434)	(1,337,108)	(127,175)	(1,451,724)	(50,579)	(406,890)	(46,796)	(550,155)
Class C	(74,095)	(672,449)	(24,206)	(277,126)	(39,481)	(285,993)	(9,074)	(105,449)
Class I	(2,277)	(20,446)	(100,093)	(1,211,603)	(21,325)	(200,671)	(131,344)	(1,660,456)
Class R1	(430,168)	(3,735,483)	(227,560)	(2,519,744)	(245,405)	(1,883,668)	(144,713)	(1,620,985)
Former Class R2 (b)	—	—	(938,138)	(10,693,674)	—	—	(697,911)	(7,901,400)
Class R2	(868,547)	(7,415,937)	(521,256)	(6,013,770)	(616,667)	(5,059,102)	(467,520)	(5,543,722)
Class R3	(832,476)	(7,850,552)	(357,711)	(4,214,823)	(429,607)	(3,880,755)	(159,557)	(1,887,305)
Class R4	(212,448)	(2,273,323)	(30,199)	(346,695)	(255,910)	(2,691,950)	(12,862)	(146,244)
	(2,826,496)	$(25,279,991)	(3,107,443)	$(35,948,570)	(1,829,606)	$(15,798,950)	(2,102,953)	$(24,694,318)

Net change
Class A	417,412	$3,715,220	263,652	$3,096,090	135,340	$1,021,876	130,080	$1,551,377
Class B	8,812	99,759	101,364	1,204,771	52,702	485,960	89,737	1,070,774
Class C	160,194	1,261,891	127,512	1,514,785	68,943	533,745	33,779	397,707
Class I	20,170	173,098	8,968	122,255	47,469	362,632	7,280	49,465
Class R1	59,797	679,306	579,213	6,764,515	26,012	367,822	393,114	4,475,988
Former Class R2 (b)	—	—	(219,777)	(2,297,205)	—	—	(92,535)	(583,051)
Class R2	1,186,142	11,049,949	1,841,324	21,278,105	991,425	7,999,046	1,397,587	16,437,597
Class R3	35,992	795,133	465,901	5,513,738	161,457	1,198,422	383,526	4,527,199
Class R4	(174,697)	(1,921,724)	195,099	2,285,924	(187,759)	(1,982,660)	197,765	2,362,103
	1,713,822	$15,852,632	3,363,256	$39,482,978	1,295,589	$9,986,843	2,540,333	$30,289,159

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund
	Year ended 4/30/09		Year ended 4/30/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	244,596	$1,850,601	317,514	$3,875,039
Class B	44,188	354,172	77,581	930,393
Class C	96,207	681,278	75,733	919,077
Class I	72,841	616,402	166,025	2,095,780
Class R1	172,964	1,378,262	185,155	2,118,438
Former Class R2 (b)	—	—	282,246	3,291,817
Class R2	1,305,580	10,543,348	886,542	10,288,992
Class R3	300,117	2,591,778	373,353	4,501,956
Class R4	25,627	220,812	127,135	1,527,690
	2,262,120	$18,236,653	2,491,284	$29,549,182

Shares issued to shareholders in reinvestment of distributions
Class A	12,541	$82,393	13,122	$156,153
Class B	3,568	23,445	6,068	71,911
Class C	1,640	10,707	3,551	41,942
Class I	6,254	41,213	7,108	84,869
Class R1	8,287	54,116	6,871	81,150
Former Class R2 (b)	—	—	10,041	118,889
Class R2	59,602	389,799	28,072	332,938
Class R3	20,285	133,273	22,302	265,165
Class R4	243	1,604	5,732	68,386
	112,420	$736,550	102,867	$1,221,403

Shares reacquired
Class A	(67,092)	$(600,960)	(347,477)	$(4,267,131)
Class B	(37,131)	(288,566)	(30,522)	(350,723)
Class C	(58,115)	(591,185)	(10,968)	(130,186)
Class I	(35,240)	(262,380)	(121,700)	(1,549,015)
Class R1	(70,207)	(546,125)	(18,616)	(210,226)
Former Class R2 (b)	—	—	(348,431)	(3,968,426)
Class R2	(344,889)	(2,658,628)	(195,722)	(2,246,095)
Class R3	(283,677)	(2,096,271)	(117,384)	(1,421,947)
Class R4	(134,459)	(1,403,308)	(10,486)	(125,387)
	(1,030,810)	$(8,447,423)	(1,201,306)	$(14,269,136)

Net change
Class A	190,045	$1,332,034	(16,841)	$(235,939)
Class B	10,625	89,051	53,127	651,581
Class C	39,732	100,800	68,316	830,833
Class I	43,855	395,235	51,433	631,634
Class R1	111,044	886,253	173,410	1,989,362
Former Class R2 (b)	—	—	(56,144)	(557,720)
Class R2	1,020,293	8,274,519	718,892	8,375,835
Class R3	36,725	628,780	278,271	3,345,174
Class R4	(108,589)	(1,180,892)	122,381	1,470,689
	1,343,730	$10,525,780	1,392,845	$16,501,449

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

Notes to Financial Statements – continued

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus 1.25%. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, currently at a rate equal to the Federal Reserve funds rate plus 0.30%. For the year ended April 30, 2009, each fund’s commitment fee and interest expense was equal to the following and is included in miscellaneous expense on the Statement of Operations.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Commitment Fee	$188	$294	$667	$409	$246
Interest Expense	$—	$—	$—	$—	$—

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

	MFS Lifetime Retirement Income Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	—	35,746	(3,145)	32,601
MFS Diversified Target Return Fund	—	58,755	(2,330)	56,425
MFS Emerging Markets Debt Fund	—	53,559	(1,021)	52,538
MFS Global Real Estate Fund	—	22,753	(6,308)	16,445
MFS Floating Rate High Income Fund	203,790	134,038	(337,828)	—
MFS Government Securities Fund	189,094	72,231	(52,321)	209,004
MFS High Income Fund	—	252,921	(4,227)	248,694
MFS Inflation-Adjusted Bond Fund	178,359	85,916	(47,238)	217,037
MFS International Growth Fund	—	14,276	(1,337)	12,939
MFS International Value Fund	—	13,399	(1,321)	12,078
MFS Limited Maturity Fund	586,253	279,925	(149,001)	717,177
MFS Mid Cap Growth Fund	—	133,420	(15,607)	117,813
MFS Mid Cap Value Fund	—	96,995	(14,789)	82,206
MFS Money Market Fund	1,832,619	424,235	(2,256,854)	—
MFS New Discovery Fund	—	35,535	(3,230)	32,305
MFS Research Bond Fund	376,036	289,394	(78,544)	586,886
MFS Research Fund	70,143	102,353	(60,838)	111,658
MFS Research International Fund	—	69,058	(7,607)	61,451
MFS Value Fund	72,304	96,349	(143,119)	25,534

Notes to Financial Statements – continued

	MFS Lifetime Retirement Income Fund – continued
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$1,865	$—	$—	$426,749
MFS Diversified Target Return Fund	449	—	—	432,213
MFS Emerging Markets Debt Fund	50	—	5,403	634,661
MFS Global Real Estate Fund	7,538	—	—	218,724
MFS Floating Rate High Income Fund	(643,648)	—	109,628	—
MFS Government Securities Fund	12,051	—	84,254	2,096,314
MFS High Income Fund	96	—	7,165	649,092
MFS Inflation-Adjusted Bond Fund	(8,837)	—	75,792	2,079,210
MFS International Growth Fund	1,282	—	—	217,503
MFS International Value Fund	1,530	—	—	217,525
MFS Limited Maturity Fund	(67,596)	—	182,136	4,217,003
MFS Mid Cap Growth Fund	4,092	—	—	644,435
MFS Mid Cap Value Fund	6,682	—	—	646,142
MFS Money Market Fund	—	—	21,873	—
MFS New Discovery Fund	1,544	—	—	437,415
MFS Research Bond Fund	(69,252)	—	225,882	5,276,103
MFS Research Fund	(551,865)	—	24,406	1,931,675
MFS Research International Fund	5,385	—	—	652,614
MFS Value Fund	(1,110,422)	—	32,766	426,162
	$(2,409,056)	$—	$769,305	$21,203,540

	MFS Lifetime 2010 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	35,428	56,261	(17,503)	74,186
MFS Diversified Target Return Fund	—	84,310	(1,920)	82,390
MFS Emerging Markets Debt Fund	—	91,392	(44)	91,348
MFS Floating Rate High Income Fund	173,851	154,214	(328,065)	—
MFS Global Real Estate Fund	—	29,984	(5,266)	24,718
MFS Government Securities Fund	312,050	116,343	(122,804)	305,589
MFS High Income Fund	—	435,245	(2,537)	432,708
MFS Inflation-Adjusted Bond Fund	152,225	211,649	(45,906)	317,968
MFS International Growth Fund	—	25,357	(1,222)	24,135
MFS International Value Fund	—	24,062	(1,611)	22,451
MFS Limited Maturity Fund	969,051	374,543	(443,372)	900,222
MFS Mid Cap Growth Fund	—	203,054	(14,597)	188,457
MFS Mid Cap Value Fund	—	147,886	(15,668)	132,218
MFS Money Market Fund	3,033,129	618,703	(3,651,832)	—
MFS New Discovery Fund	—	56,797	(9,073)	47,724
MFS Research Bond Fund	620,272	399,003	(208,145)	811,130
MFS Research Fund	144,365	124,716	(116,558)	152,523
MFS Research International Fund	37,589	81,318	(21,197)	97,710
MFS Value Fund	148,932	122,435	(212,995)	58,372

Notes to Financial Statements – continued

	MFS Lifetime 2010 Fund – continued
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(109,296)	$38,337	$459	$971,091
MFS Diversified Target Return Fund	255	—	—	631,104
MFS Emerging Markets Debt Fund	14	—	8,893	1,103,478
MFS Floating Rate High Income Fund	(639,185)	—	103,735	—
MFS Global Real Estate Fund	7,081	—	—	328,751
MFS Government Securities Fund	25,118	—	133,790	3,065,053
MFS High Income Fund	93	—	14,635	1,129,368
MFS Inflation-Adjusted Bond Fund	(7,013)	—	76,179	3,046,130
MFS International Growth Fund	1,078	—	—	405,712
MFS International Value Fund	1,793	—	—	404,336
MFS Limited Maturity Fund	(191,800)	—	282,994	5,293,308
MFS Mid Cap Growth Fund	4,249	—	—	1,030,859
MFS Mid Cap Value Fund	8,442	—	—	1,039,233
MFS Money Market Fund	—	—	36,297	—
MFS New Discovery Fund	11,113	—	—	646,185
MFS Research Bond Fund	(153,252)	—	356,264	7,292,061
MFS Research Fund	(1,063,893)	—	42,023	2,638,654
MFS Research International Fund	(177,823)	9,711	11,370	1,037,684
MFS Value Fund	(2,105,017)	—	61,803	974,230
	$(4,388,043)	$48,048	$1,128,442	$31,037,237

	MFS Lifetime 2020 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	457,330	167,190	(116,301)	508,219
MFS Diversified Target Return Fund	—	89,675	(398)	89,277
MFS Emerging Markets Debt Fund	—	277,903	(823)	277,080
MFS Emerging Markets Equity Fund	—	10,373	—	10,373
MFS Global Real Estate Fund	—	114,985	—	114,985
MFS Government Securities Fund	595,953	175,281	(291,923)	479,311
MFS High Income Fund	1,065,664	561,819	(311,902)	1,315,581
MFS Inflation-Adjusted Bond Fund	—	346,824	(1,188)	345,636
MFS International Growth Fund	—	140,566	(2)	140,564
MFS International New Discovery Fund	76,875	25,971	(35,805)	67,041
MFS International Value Fund	—	132,050	(138)	131,912
MFS Mid Cap Growth Fund	567,238	424,112	(70,494)	920,856
MFS Mid Cap Value Fund	445,651	244,358	(47,179)	642,830
MFS Money Market Fund	1,968,222	686,081	(2,654,303)	—
MFS New Discovery Fund	—	165,568	(203)	165,365
MFS Research Bond Fund	1,185,579	380,732	(653,515)	912,796
MFS Research Fund	367,469	169,615	(186,511)	350,573
MFS Research International Fund	487,213	291,558	(358,939)	419,832
MFS Value Fund	451,649	163,531	(216,911)	398,269

Notes to Financial Statements – continued

	MFS Lifetime 2020 Fund – continued
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(810,162)	$494,885	$6,495	$6,652,586
MFS Diversified Target Return Fund	3	—	—	683,865
MFS Emerging Markets Debt Fund	(51)	—	4,857	3,347,125
MFS Emerging Markets Equity Fund	—	—	—	202,686
MFS Global Real Estate Fund	—	—	—	1,529,302
MFS Government Securities Fund	62,298	—	257,638	4,807,484
MFS High Income Fund	(328,619)	—	329,774	3,433,666
MFS Inflation-Adjusted Bond Fund	(171)	—	1,873	3,311,189
MFS International Growth Fund	—	—	—	2,362,882
MFS International New Discovery Fund	(535,925)	82,334	27,935	876,896
MFS International Value Fund	33	—	—	2,375,734
MFS Mid Cap Growth Fund	(203,355)	—	—	5,037,083
MFS Mid Cap Value Fund	(247,682)	—	77,543	5,052,646
MFS Money Market Fund	—	—	25,977	—
MFS New Discovery Fund	41	—	—	2,239,039
MFS Research Bond Fund	(546,402)	—	663,538	8,206,035
MFS Research Fund	(1,643,788)	—	105,965	6,064,905
MFS Research International Fund	(3,425,651)	142,701	167,079	4,458,620
MFS Value Fund	(2,362,537)	—	218,021	6,647,107
	$(10,041,968)	$719,920	$1,886,695	$67,288,850

	MFS Lifetime 2030 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	465,450	149,857	(221,201)	394,106
MFS Diversified Target Return Fund	—	21,818	—	21,818
MFS Emerging Market Debt Fund	—	60,916	—	60,916
MFS Emerging Market Equity Fund	—	34,040	—	34,040
MFS Global Real Estate Fund	—	133,241	—	133,241
MFS Government Securities Fund	68,461	28,120	(96,581)	—
MFS High Income Fund	186,139	163,248	(60,141)	289,246
MFS Inflation-Adjusted Bond Fund	—	143,736	—	143,736
MFS International Growth Fund	—	154,524	—	154,524
MFS International New Discovery Fund	185,197	97,530	(178,541)	104,186
MFS International Value Fund	—	144,576	—	144,576
MFS Mid Cap Growth Fund	706,715	366,446	(301,245)	771,916
MFS Mid Cap Value Fund	556,148	209,288	(226,727)	538,709
MFS New Discovery Fund	100,399	63,998	(23,340)	141,057
MFS Research Bond Fund	136,376	88,074	(69,168)	155,282
MFS Research Fund	197,422	56,662	(40,487)	213,597
MFS Research International Fund	298,280	181,670	(169,113)	310,837
MFS Value Fund	305,332	87,398	(83,874)	308,856

Notes to Financial Statements – continued

	MFS Lifetime 2030 Fund – continued
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(1,540,582)	$503,673	$5,843	$5,158,845
MFS Diversified Target Return Fund	—	—	—	167,127
MFS Emerging Markets Debt Fund	—	—	1,073	735,860
MFS Emerging Markets Equity Fund	—	—	—	665,142
MFS Global Real Estate Fund	—	—	—	1,772,111
MFS Government Securities Fund	28,516	—	29,227	—
MFS High Income Fund	(64,452)	—	60,933	754,931
MFS Inflation-Adjusted Bond Fund	—	—	782	1,376,995
MFS International Growth Fund	—	—	—	2,597,548
MFS International New Discovery Fund	(2,371,106)	215,800	73,218	1,362,750
MFS International Value Fund	—	—	—	2,603,814
MFS Mid Cap Growth Fund	(1,232,003)	—	—	4,222,380
MFS Mid Cap Value Fund	(1,439,826)	—	88,397	4,234,250
MFS New Discovery Fund	(137,219)	—	—	1,909,909
MFS Research Bond Fund	(60,407)	—	76,180	1,395,981
MFS Research Fund	(265,142)	—	46,232	3,695,230
MFS Research International Fund	(1,599,454)	80,637	94,413	3,301,089
MFS Value Fund	(825,179)	—	133,182	5,154,805
	$(9,506,854)	$800,110	$609,480	$41,108,767

	MFS Lifetime 2040 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Core Growth Fund	270,982	130,767	(141,667)	260,082
MFS Emerging Markets Equity Fund	—	27,028	—	27,028
MFS Global Real Estate Fund	—	98,060	—	98,060
MFS Inflation Adjusted Bond Fund	—	67,774	(157)	67,617
MFS International Growth Fund	—	109,590	—	109,590
MFS International New Discovery Fund	115,963	89,245	(124,704)	80,504
MFS International Value Fund	—	102,881	(62)	102,819
MFS Mid Cap Growth Fund	421,304	320,234	(214,658)	526,880
MFS Mid Cap Value Fund	331,492	193,147	(157,090)	367,549
MFS New Discovery Fund	75,152	38,766	(16,100)	97,818
MFS Research Bond Fund	—	72,992	(204)	72,788
MFS Research Fund	107,557	47,557	(18,491)	136,623
MFS Research International Fund	144,333	105,983	(51,892)	198,424
MFS Value Fund	166,295	74,293	(36,721)	203,867

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Core Growth Fund	$(1,010,318)	$293,235	$3,844	$3,404,478
MFS Emerging Markets Equity Fund	—	—	—	528,126
MFS Global Real Estate Fund	—	—	—	1,304,199
MFS Inflation Adjusted Bond Fund	(28)	—	474	647,773
MFS International Growth Fund	—	—	—	1,842,201
MFS International New Discovery Fund	(1,612,153)	154,979	52,582	1,052,993
MFS International Value Fund	(13)	—	—	1,851,771
MFS Mid Cap Growth Fund	(905,140)	—	—	2,882,036
MFS Mid Cap Value Fund	(1,041,240)	—	60,467	2,888,939
MFS New Discovery Fund	(102,918)	—	—	1,324,461
MFS Research Bond Fund	8	—	1,027	654,366
MFS Research Fund	(125,634)	—	28,406	2,363,584
MFS Research International Fund	(495,816)	41,930	49,093	2,107,262
MFS Value Fund	(367,178)	—	78,856	3,402,533
	$(5,660,430)	$490,144	$274,749	$26,254,722

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust XII and Shareholders of MFS Lifetime Funds:

We have audited the accompanying statements of assets and liabilities of MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and MFS Lifetime 2040 Fund (the “MFS Lifetime Funds”) (five of the funds constituting MFS Series Trust XII), including the portfolios of investments, as of April 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the MFS Lifetime Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the MFS Lifetime Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the MFS Lifetime Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Lifetime Funds at April 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 17, 2009

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2009, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director

Robert C. Pozen (k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); Harvard Business School (education), Senior Lecturer (since 2008); Bell Canada Enterprises (telecommunications), Director (until February 2009); The Bank of New York, Director (finance), (March 2004 to May 2005); Telesat (satellite communications), Director (until November 2007)

INDEPENDENT TRUSTEES
David H. Gunning (born 5/30/42)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non Executive Chairman; Portman Limited (mining), Director (since 2005); Southwest Gas Corp. (natural gas distribution), Director (until May 2004)

Robert E. Butler (n) (born 11/29/41)	Trustee	January 2006	Consultant – regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)

Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	August 1993	Brigham and Women’s Hospital, Senior Cardiac Surgeon (since 2005); Harvard Medical School, Professor of Cardiac Surgery; Partners HealthCare, Physician Director of Medical Device Technology (since 2006); Brigham and Women’s Hospital, Chief of Cardiac Surgery (until 2005)

Maureen R. Goldfarb (born 4/06/55)	Trustee	January 2009	Private investor; John Hancock Financial Services, Inc., Executive Vice President (until 2004); John Hancock Mutual Funds, Trustee and Chief Executive Officer (until 2004)

William R. Gutow (born 9/27/41)	Trustee	December 1993	Private investor and real estate consultant; Capital Entertainment Management Company (video franchise), Vice Chairman; Texas Donuts (donut franchise), Vice Chairman (since 2007); Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007)

Michael Hegarty (born 12/21/44)	Trustee	December 2004	Retired; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer (until 2001)

J. Atwood Ives (born 5/01/36)	Trustee	February 1992	Private investor; KeySpan Corporation (energy related services), Director until 2004; Woodstock Corporation (investment advisory firm), Director until 2003

John P. Kavanaugh (born 11/04/54)	Trustee	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)

J. Dale Sherratt (born 9/23/38)	Trustee	August 1993	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner

Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Partner (since 2006); Private investor; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004); The Travelers Companies (commercial property liability insurance), Director

Robert W. Uek (born 5/18/41)	Trustee	January 2006	Consultant to investment company industry; PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); TT International Funds (mutual fund complex), Trustee (until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (until 2005)

Trustees and Officers – continued

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years & Other Directorships (j)
OFFICERS
Maria F. Dwyer (k) (born 12/01/58)	President	November 2005	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (until March 2004)

Christopher R. Bohane (k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel

John M. Corcoran (k) (born 4/13/65)	Treasurer	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)

Ethan D. Corey (k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since 2004); Dechert LLP (law firm), Counsel (prior to December 2004)

David L. DiLorenzo (k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (until June 2005)

Timothy M. Fagan (k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President, Senior Attorney and Chief Compliance Officer (until August 2005)

Mark D. Fischer (k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (until May 2005)

Robyn L. Griffin (born 7/04/75)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm), Senior Manager (prior to April 2006)

Brian E. Langenfeld (k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (until April 2006)

Ellen Moynihan (k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton (k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (until April 2005)

Susan A. Pereira (k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (until June 2004)

Mark N. Polebaum (k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (until January 2006)

Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (until June 2004)

Richard S. Weitzel (k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2004); Massachusetts Department of Business and Technology, General Counsel (until April 2004)

James O. Yost (k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Messrs. Pozen and Manning served as Advisory Trustees. For the period March 2008 until October 2008, Ms. Dwyer served as Treasurer of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n)	In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

Trustees and Officers – continued

Each Trustee (except Messrs. Butler, Kavanaugh and Uek and Ms. Goldfarb) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust held a shareholders’ meeting in 2005 to elect Trustees, and will hold a shareholders’ meeting at least once every five years thereafter, to elect Trustees. Messrs. Butler, Kavanaugh, Sherratt, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2009, the Trustees served as board members of 105 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund and further information about the Trustees are available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust
500 Boylston Street, Boston, MA 02116-3741	1 Lincoln Street, Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741	200 Clarendon Street, Boston, MA 02116
Portfolio Manager
Joseph Flaherty

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2009 income tax forms in January 2010. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The funds below designated the following amounts as capital gain dividends paid during the fiscal year:

Capital Gains
MFS Lifetime Retirement Income Fund	$83,035
MFS Lifetime 2010 Fund	86,755
MFS Lifetime 2020 Fund	536,942
MFS Lifetime 2030 Fund	620,295
MFS Lifetime 2040 Fund	381,588

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

Dividends Received Deductions
MFS Lifetime Retirement Income Fund	8.56%
MFS Lifetime 2010 Fund	10.95%
MFS Lifetime 2020 Fund	19.88%
MFS Lifetime 2030 Fund	29.74%
MFS Lifetime 2040 Fund	37.42%

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and
literature
Shareholders
1-800-225-2606
Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to certain series of the Registrant (collectively, the “Funds”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended April 30, 2009 and 2008, audit fees billed to the Funds by E&Y were as follows:

	Audit Fees
	2009	2008
Fees billed by E&Y:
MFS Lifetime Retirement Income Fund	24,804	24,333
MFS Lifetime 2010 Fund	24,804	24,333
MFS Lifetime 2020 Fund	24,804	24,333
MFS Lifetime 2030 Fund	24,804	24,333
MFS Lifetime 2040 Fund	24,804	24,333
Total	124,020	121,665

For the fiscal years ended April 30, 2009 and 2008, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2009	2008	2009	2008	2009	2008
Fees billed by E&Y:
To MFS Lifetime Retirement Income Fund	0	0	4,530	4,530	0	0
To MFS Lifetime 2010 Fund	0	0	4,530	4,530	0	0
To MFS Lifetime 2020 Fund	0	0	4,530	4,530	0	0
To MFS Lifetime 2030 Fund	0	0	4,530	4,530	0	0
To MFS Lifetime 2040 Fund	0	0	4,530	4,530	0	0
Total fees billed by E&Y To above Funds:	0	0	22,650	22,650	0	0
To MFS and MFS Related Entities of MFS Lifetime Retirement Income Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2010 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2020 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2030 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2040 Fund*	0	0	0	0	0	0

	2009	2008
Aggregate fees for non-audit services:
To MFS Lifetime Retirement Income Fund, MFS and MFS Related Entities#	490,962	270,754
To MFS Lifetime 2010 Fund, MFS and MFS Related Entities#	490,962	270,754
To MFS Lifetime 2020 Fund, MFS and MFS Related Entities#	490,962	270,754
To MFS Lifetime 2030 Fund, MFS and MFS Related Entities#	490,962	270,754
To MFS Lifetime 2040 Fund, MFS and MFS Related Entities#	490,962	270,754

*	This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by Deloitte or E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for the subscription to tax treatise and for services related to analysis of fund administrative expenses, compliance program and records management projects.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2009

*	Print name and title of each signing officer under his or her signature.